            As filed with the Securities and Exchange Commission on
                               February 28, 2002

                                                   File Nos. 333-33365, 811-8323


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                          --------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

         Pre-Effective Amendment No.____      [ ]

         Post-Effective Amendment No.   14    [X}


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


         Amendment No. 17               [X]


--------------------------------------------------------------------------------

                               SEIX FUNDS, Inc.
                     (FORMERLY KNOWN AS SAMCO FUNDS, INC.)

--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                             200 Clarendon Street
                            Boston, MA 02116, 9130
--------------------------------------------------------------------------------

              (Address of principal executive offices) Registrant's
                         telephone number: 800-247-0473
                                Christina Seix
                         Seix Investment Advisors Inc.
                              300 Tice Boulevard
                         Woodcliff Lake, NJ 07675-7633
--------------------------------------------------------------------------------
                        (Name and address of agent for
                           service) With a copy to:
                               Jack Murphy, Esq.
                                    Dechert
                               1775 Eye Street,
                       N.W., Washington, D.C. 20006-2401

--------------------------------------------------------------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:
[ ] immediately uponfiling pursuant to paragraph (b)
[X] On March 1, 2002, pursuant to paragraph (b)
[ ] 60 days after filing, pursuant to paragraph (a)(1)
[ ] On ____, pursuant to paragraph (a)(1)
[ ] 75 days after filing, pursuant to paragraph (a)(2)
[ ] On December 1, 2001, pursuant to paragraph (a) (3) of Rule 485.

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX CORE BOND FUND CLASS I SHARES

                   SEIX INTERMEDIATE BOND FUND CLASS I SHARES




The Seix Core Bond Fund (the "Core Bond Fund") and the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") are investment portfolios (each a "Portfolio" and collectively the "Portfolios") of Seix Funds, Inc., an open-end management investment company (the "Fund"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified investment portfolios.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                         PROSPECTUS DATED MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                      PAGE

RISK/RETURN SUMMARY                                                    1

          CORE BOND FUND

          INTERMEDIATE BOND FUND

PRINCIPAL INVESTMENT RISKS                                             2

RISK/RETURN BAR CHARTS AND TABLES

          CORE BOND FUND                                               3

          INTERMEDIATE BOND FUND                                       4

RISK/RETURN SUMMARY: FEE TABLE                                         5

FUND MANAGEMENT                                                        6

PURCHASE OF SHARES                                                     7

REDEMPTION OF SHARES                                                   8

ADDITIONAL INFORMATION                                                 9

FINANCIAL HIGHLIGHTS                                                   11

APPENDIX A: DESCRIPTION OF INVESTMENTS                                 13

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about each Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

     CORE BOND FUND: The Core Bond Fund's investment objective is to provide investors with a total return which consistently exceeds the total return of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index (LBA Benchmark).

     INTERMEDIATE BOND FUND: The Intermediate Bond Fund's investment objective is to provide investors with a total return which consistently exceeds the total return of the intermediate portion of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Corporate Index (LBI Benchmark).

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolios each seek to achieve their objective primarily through investment in various types of income producing debt securities including mortgage and asset-backed securities, United States Government and Agency Obligations, and corporate obligations. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated fixed income securities. For the purposes of this Prospectus, the term bond includes all fixed income securities such as government issues, corporate issues, mortgage-backed securities and asset-backed securities.


INVESTMENT MANAGEMENT APPROACH:


Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolios according to the following:


DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Core Bond Fund will be managed with a duration that is close to the duration of the LBA Benchmark, which is generally between four to five years.
o The Intermediate Bond Fund will maintain an average-weighted portfolio maturity of three to ten years. It will be managed with a duration that is close to the duration of the LBI Benchmark, which is generally between three to four years.


PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk exposure to the Portfolios.

YIELD: Although the Portfolios are managed on a total return basis, a premium is placed on income. Income is considered the most powerful contributor to fixed income returns. Non-Treasury securities generally play a dominant role in both the Portfolios.

PORTFOLIO CONSTRUCTION: The Portfolios' construction is generally determined through a research driven process designed to identify value areas within the fixed income market. Each Portfolio will typically maintain an over-weighting in obligations of domestic corporations and an under-weighting of United States Treasury securities.


CREDIT QUALITY:


The Portfolios may only invest in investment grade securities, which are those securities rated by one or more nationally recognized statistical rating organizations (NRSROs) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), or Fitch Investors Service, Inc. (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). The Intermediate

Bond Fund will not, at the time of purchase, invest more than 15% of its net assets in securities rated BBB by Standard & Poor's, or Fitch or Baa by Moody's.


PRINCIPAL INVESTMENTS:


The Portfolios will principally invest in the following securities: obligations issued or guaranteed by the United States Government, obligations of domestic corporations or other entities, obligations of domestic banks, mortgage and asset-backed securities, obligations backed by the full faith and credit of the United States, and obligations issued or guaranteed by United States Government Agencies, Government-Sponsored Enterprises (GSE's) or instrumentalities where each Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.



                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in each Portfolio, or the under-performance of each Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolios' investment policies and strategies:


INTEREST RATE       Investing in debt securities will subject the Portfolios to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT          The Portfolios may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolios will be forced to reinvest this money at lower yields.


NON-                The Portfolios are non-diversified portfolios in that they
DIVERSIFICATION     concentrate their investments among fewer securities than a
RISK:               diversified mutual fund would. Non-diversification can
                    intensify risk should a particular investment suffer from adverse market conditions.


PORTFOLIO           The Investment Adviser may engage in active and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                         RISK/RETURN BAR CHART AND TABLE


The bar chart and table shown below indicate the risks of investing in the Class I shares of the Core Bond Fund by illustrating how it has performed. The bar chart shows the yearly performance of the Class I shares of the Core Bond Fund and the table below shows the performance of the Class I shares of the Core Bond Fund as compared to a selected broad based index. Past performance is not indicative of future performance.


For the years ended December 31

[GRAPHIC OMITTED]

1998: 7.82%
1999: -0.53%
2000: 10.40%
2001: 6.83%

During the periods shown in the Core Bond Fund's bar chart, the highest quarterly return was 4.25% (quarter ended 9/30/01) and the lowest quarterly return was -1.28% (quarter ended 12/31/01).

--------------------------------------------------------------------------------- ----------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                          1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ----------------- ---------------------
SEIX CORE BOND FUND**-CLASS I SHARES
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return Before Taxes                                                                6.83%               6.10%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions                                                4.29%               3.55%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares                        4.15%               3.60%
--------------------------------------------------------------------------------- ----------------- ---------------------
Lehman Brothers Aggregate Bond Index
The Lehman Brother Aggregate Bond Index is an unmanaged, market value-weighted         8.42%               6.92%
measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities. The index reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------- ----------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

** Date of Inception: 12/30/97. The Board of Directors changed the name of the Portfolio on June 10, 1999 from SAMCO Fixed Income Fund to SAMCO Aggregate Fixed Income Fund; on August 22, 2001 from SAMCO Aggregate Fixed Income Fund to Seix Aggregate Fixed Income Fund; the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively; and on December 12, 2001 changed the name of the Portfolio from Seix Aggregate Fixed Income Fund to Seix Core Bond Fund.

The bar chart and table shown below indicate the risks of investing in the Class I shares of the Intermediate Bond Fund by illustrating how it has performed. The bar chart shows the yearly performance of the Class I shares of the Intermediate Bond Fund and the table below shows the performance of the Class I shares of the Intermediate Bond Fund as compared to a selected broad based index. Past performance is not indicative of future performance.

[GRAPHIC OMITTED]


For the years ended December 31

YEAR 2000: 10.19%
YEAR 2001:  7.03%

During the period shown in the Intermediate Bond Fund's bar chart, the highest quarterly return was 4.33% (quarter ended 9/30/01) and the lowest quarterly return was -1.13% (quarter ended 12/31/01).

----------------------------------------------------------------------------- -------------------- ----------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                       1 YEAR            SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
----------------------------------------------------------------------------- -------------------- ----------------------
SEIX INTERMEDIATE BOND FUND**-CLASS I SHARES
----------------------------------------------------------------------------- -------------------- ----------------------
    Return Before Taxes                                                              7.03%                 7.33%
----------------------------------------------------------------------------- -------------------- ----------------------
    Return After Taxes on Distributions                                              3.85%                 4.48%
----------------------------------------------------------------------------- -------------------- ----------------------
    Return After Taxes on Distributions and Sale of Fund Shares                      4.31%                 4.45%
----------------------------------------------------------------------------- -------------------- ----------------------
Lehman Brothers Intermediate Government/Corporate Index
The Lehman Intermediate Government/Corporate Index is an unmanaged, market           8.98%                 7.95%
value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. The index reflects no deduction for fees, expenses or taxes.
----------------------------------------------------------------------------- -------------------- ----------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: June 30, 1999. On August 22, 2001, the Board of Directors changed the name of the Portfolio from SAMCO Intermediate Fixed Income Fund to the Seix Intermediate Fixed Income Fund; the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively; and on December 12, 2001 changed the name of the Portfolio from Seix Intermediate Fixed Income Fund to Seix Intermediate Bond Fund.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of each of the Portfolios.


    ----------------------------------------------------------- ------------------- --------------------
    SHAREHOLDER FEES                                            Core                Intermediate Bond
    (Fees Paid Directly From Your Investment)                   Bond                Fund
                                                                Fund
    ----------------------------------------------------------- ------------------- --------------------
    Sales Loads                                                 None                None
    Redemption Fees                                             None                None
    Exchange Fee                                                None                None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                             0.25%                0.25%
    Other Expenses (a)                                          0.45%                0.51%
                                                                -----               -----
    Total Annual Fund Operating Expenses (b)                    0.70%                0.76%
    ----------------------------------------------------------- ------------------- --------------------


(a) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(b) The Investment Adviser has voluntarily agreed to limit the total expenses for each of the Core Bond Fund and the Intermediate Bond Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45% and 0.45% respectively of their average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolios' expenses and increase their total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 0.25% and 0.31% for the Core Bond Fund and the Intermediate Bond Fund, respectively.


EXAMPLE. This example is intended to help you compare the cost of investing in each of the Portfolios with the cost of investing in other mutual funds.

The example assumes that:


o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



    ----------------------------- -------------------- -------------------------
                                Core Intermediate
                                         Bond                    Bond
                                         Fund                    Fund
    ----------------------------- -------------------- -------------------------
    1 Year                                $46                     $46
    3 Years                              $144                    $144
    5 Years                              $252                    $252
    10 Years                             $567                    $567
    ----------------------------- -------------------- -------------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to each Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreements with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of each Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreements.


PAYMENT OF FUND EXPENSES

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
Core Bond Fund                                                  0.25%
--------------------------------------------------------------- ------------------------------------------------------------
Intermediate Bond Fund                                          0.25%
--------------------------------------------------------------- ------------------------------------------------------------


Because the Investment Adviser voluntarily waived advisory fees for the fiscal year ended October 31, 2001, the Core Bond Fund and the Intermediate Bond Fund paid no advisory fees for the fiscal year ended October 31, 2001.



PORTFOLIO MANAGERS

The Portfolios will be managed using a team approach. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance


                               PURCHASE OF SHARES

There is no sales charge imposed by the Fund. The minimum initial investment in the Class I shares of each Portfolio in the Fund is $1,000,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

The offering of shares of each Portfolio is continuous and purchases of shares of the Portfolios may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. Each Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

METHODS FOR PURCHASING SHARES

DIRECTLY FROM THE FUND. In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (Transfer Agent) at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) , or if federal funds are received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), such purchase order shall be deemed received as of the next business day. Shares purchased will begin accruing dividends on the day federal funds are received.

Purchases of shares must be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of a Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                            Benf: (name of Portfolio)
                      F/F/C (Shareholder's Account at Fund)

You may also buy shares of a Portfolio "in-kind" through a transfer of securities to a Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with that Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. If you are considering buying shares in this manner, please call the Investment Adviser at 201-391-0300.

THROUGH AN AUTHORIZED SECURITIES FIRM. Investors may purchase shares through securities firms that have been authorized to accept purchases and sales orders of the Fund. If an investor purchases shares of the Fund in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class P shares, which have different expenses and performance. Prior to August 22, 2001, the Class I shares were known as Class A and the Class P shares were known as Class B shares.


                              REDEMPTION OF SHARES


The Fund will redeem all full and fractional shares of each Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

THROUGH THE TRANSFER AGENT. A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

A shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of a Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION


DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class I shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that a Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of a Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. Each Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of each Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of a Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolios for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolios invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolios do not price their shares. As a result, the net asset value per share of the Portfolios may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting each Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by a Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from a Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. Each Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of a Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by a Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by a Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


A Portfolio may be required to withhold federal income tax at the current rate 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
(iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the period of the Core Bond Fund and the Intermediate Bond Fund's operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Portfolio, assuming reinvestment of all dividends and distributions. The Financial Highlights for the fiscal year ended October 31, 2001 have been audited by Deloitte & Touche LLP, independent auditors, whose report, along with each Portfolio's financial statements, are included in the Annual Report, which is available upon request. The Financial Highlights for the years prior to 2000 were audited by other auditors.

SEIX FUNDS, INC.
For an I share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------


                                                   Core Bond                  Core Bond          Core Bond         Core Bond
                                                      Fund                         Fund            Fund              Fund

                                                                                                                For the period
                                                   Year Ended             Year Ended           Year Ended       from 12/30/97*
                                                    10/31/01               10/31/00             10/31/99          to 10/31/98
                                                -----------------      -----------------     ----------------   ----------------
Net asset value, beginning of period                       $9.66                  $9.67               $10.26             $10.00
                                                -----------------      -----------------     ----------------   ----------------

INVESTMENT OPERATIONS
Net investment income                                       0.59                   0.63                 0.56               0.21

Net realized and unrealized gain (loss) on                  0.70                                      (0.48)               0.46
investments                                                                      (0.02)
                                                -----------------      -----------------     ----------------   ----------------

     Total from investment operations                       1.29                   0.61                 0.08               0.67

DISTRIBUTIONS
From net investment income                                (0.61)                 (0.62)               (0.56)             (0.41)
From net realized gains on investments                         -                      -               (0.11)                  -
                                                -----------------      -----------------     ----------------   ----------------
        Total distributions                               (0.61)                 (0.62)               (0.67)             (0.41)
                                                -----------------      -----------------     ----------------   ----------------

Net asset value, end of period                            $10.34                  $9.66                $9.67             $10.26
                                                =================      =================     ================   ================

TOTAL RETURN (a)                                          13.82%                  6.63%                0.80%              6.87% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $52,034                $58,099              $56,285            $43,899

Ratio of net expenses to average net assets                0.45%                  0.45%                0.45%              0.45% (c)

     Ratio of expenses to average net assets               0.70%                  0.63%                0.71%              1.03% (c)
     (before expense waivers and
     reimbursement of other expenses

     Ratio of net investment income to                     5.85%                  6.57%                5.78%              5.17% (c)
     average net assets

     Portfolio Turnover Rate                                492%                   522%                 562%               478% (b)
------------------------------------------------------------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b) Not Annualized
 (c) Annualized
   * Commencement of Investment Operations

SEIX FUNDS, INC.
For an I share outstanding throughout each period
---------------------------------------------------------------------------------------------------


                                                   Intermediate         Intermediate   Intermediate
                                                   Bond Fund             Bond Fund      Bond Fund

                                                                                         For the
                                                                                         period
                                                      Year Ended        Year Ended        from
                                                                                        6/30/99*
                                                     to 10/31/01        to 10/31/00    to 10/31/99
                                                   -----------------    ------------   ------------
Net asset value, beginning of period                          $9.96           $9.92         $10.00
                                                   -----------------    ------------   ------------

INCREASES FROM INVESTMENT OPERATIONS
Net investment income                                          0.57            0.64           0.20

Net realized and unrealized gain (loss) on                     0.68            0.04         (0.09)
investments
                                                   -----------------    ------------   ------------

     Total from investment operations                          1.25            0.68           0.11

LESS DISTRIBUTIONS
From net investment income                                   (0.58)          (0.64)         (0.19)

                                                   -----------------    ------------   ------------
        Total distributions                                  (0.58)          (0.64)         (0.19)
                                                   -----------------    ------------   ------------

Net asset value, end of period                               $10.63           $9.96          $9.92
                                                   =================    ============   ============

TOTAL RETURN (a)                                             12.87%           7.08%      1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $26,192         $11,207        $10,926

Ratio of net expenses to average net assets                   0.45%           0.45%      0.45% (c)

     Ratio of expenses to average net                         0.76%           0.88%      1.81% (c)
     assets (before expense waivers and
     reimbursement of other expenses

     Ratio of net investment income to                        5.50%           6.44%      5.93% (c)
     average net assets

     Portfolio Turnover Rate                                   431%            342%       117% (b)
---------------------------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b) Not Annualized
 (c) Annualized
   * Commencement of Investment Operations

                                   APPENDIX A


                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIOS MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH THEIR PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

CORPORATE ISSUES

Each Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Portfolio may buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

INVESTMENT GRADE DEBT SECURITIES

Each Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

Each Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. Each Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. Each Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

Each Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

THE PORTFOLIOS MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH THEIR PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS

The Core Bond Fund and the Intermediate Bond Fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). A Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolios.

CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

Each Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

 EURODOLLAR AND YANKEE OBLIGATIONS

The Core Bond Fund and the Intermediate Bond Fund may invest in Eurodollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Each Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

Each Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

Each Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

MUNICIPAL DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may, from time to time, purchase municipal debt securities when, in the Investment Adviser's opinion, such instruments will provide a greater return than taxable instruments of comparable quality. It is not anticipated that such securities will ever represent a significant portion of a Portfolio's assets. Fund distributions that are derived from interest on municipal debt securities will be taxable to shareholders in the same manner as distributions derived from taxable debt securities.

PREFERRED STOCK

Each Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

Each Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

ZERO COUPON DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolios. Please retain this Prospectus for future reference. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX CORE BOND FUND CLASS P SHARES


                   SEIX INTERMEDIATE BOND FUND CLASS P SHARES





The Seix Core Bond Fund (the "Core Bond Fund") and the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") are investment portfolios (each a "Portfolio" and collectively the "Portfolios") of Seix Funds, Inc., an open-end management investment company (the "Fund"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified investment portfolios.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                  THE DATE OF THIS PROSPECTUS IS MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                    PAGE

RISK/RETURN SUMMARY                                                   1

          CORE BOND FUND

          INTERMEDIATE BOND FUND

PRINCIPAL INVESTMENT RISKS                                            2

RISK/RETURN BAR CHARTS AND TABLES

         CORE BOND FUND                                               3

         INTERMEDIATE BOND FUND                                       5

RISK/RETURN SUMMARY: FEE TABLE                                        6

FUND MANAGEMENT                                                       7

PURCHASE OF SHARES                                                    8

REDEMPTION OF SHARES                                                  9

ADDITIONAL INFORMATION                                                9

APPENDIX A: DESCRIPTION OF INVESTMENTS                                12

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about each Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

     CORE BOND FUND: The Core Bond Fund's investment objective is to provide investors with a total return which consistently exceeds the total return of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index (LBA Benchmark).

     INTERMEDIATE BOND FUND: The Intermediate Bond Fund's investment objective is to provide investors with a total return which consistently exceeds the total return of the intermediate portion of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Corporate Index (LBI Benchmark).

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolios each seek to achieve their objective primarily through investment in various types of income producing debt securities including mortgage and asset-backed securities, United States Government and Agency Obligations, and corporate obligations. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated fixed income securities. For the purposes of this Prospectus, the term bond includes all fixed income securities such as government issues, corporate issues, mortgage-backed securities and asset-backed securities.


INVESTMENT MANAGEMENT APPROACH:

Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolios according to the following:

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Core Bond Fund will be managed with a duration that is close to the duration of the LBA Benchmark, which is generally between four to five years.
o The Intermediate Bond Fund will maintain an average-weighted portfolio maturity of three to ten years. It will be managed with a duration that is close to the duration of the LBI Benchmark, which is generally between three to four years.


PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk exposure to the Portfolios.

YIELD: Although the Portfolios are managed on a total return basis, a premium is placed on income. Income is considered the most powerful contributor to fixed income returns. Non-Treasury securities generally play a dominant role in both the Core Bond Fund and the Intermediate Bond Fund.

PORTFOLIO CONSTRUCTION: The Portfolios' construction is generally determined through a research driven process designed to identify value areas within the fixed income market. Each Portfolio will typically maintain an over-weighting in obligations of domestic corporations and an under-weighting of United States Treasury securities.

CREDIT QUALITY:

The Portfolios may only invest in investment grade securities, which are those securities rated by one or more nationally recognized statistical rating organizations (NRSROs) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), or Fitch Investors Service, Inc. (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). The Intermediate Bond Fund will not, at the time of purchase, invest more than 15% of its net assets in securities rated BBB by Standard & Poor's, or Fitch or Baa by Moody's.

PRINCIPAL INVESTMENTS:


The Portfolios will principally invest in the following securities: obligations issued or guaranteed by the United States Government, obligations of domestic corporations or other entities, obligations of domestic banks, mortgage and asset-backed securities, obligations backed by the full faith and credit of the United States, and obligations issued or guaranteed by United States Government Agencies, Government-Sponsored Enterprises (GSE's) or instrumentalities where each Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.



                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in each Portfolio, or the under-performance of each Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolios' investment policies and strategies:


INTEREST RATE        Investing in debt securities will subject the Portfolios to
RISK:                the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:         Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.


PREPAYMENT RISK:     The Portfolios may invest in mortgage-backed securities,
                     which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolios will be forced to reinvest this money at lower yields.


NON-
DIVERSIFICATION      The Portfolios are non-diversified portfolios in that they
RISK:                concentrate their investments among fewer securities than a diversified mutual fund would. Non-diversification can intensify risk should a particular investment suffer from adverse market conditions.


PORTFOLIO            The Investment Adviser may engage in active and frequent
TURNOVER             trading of portfolio securities without regard to the
                     effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                        RISK/RETURN BAR CHARTS AND TABLES


The bar chart and table shown below indicate the risks of investing in the Core Bond Fund by illustrating how it has performed. The bar chart shows the yearly performance of the Class I shares of the Core Bond Fund and the table below shows the performance of the Class I shares of the Core Bond Fund as compared to a selected broad-based index. Past performance is not indicative of future performance.


[GRAPHIC OMITTED]

For the years ended December 31

1998:  7.82%
1999: -0.53%
2000: 10.40%
2001:  6.83%

During the periods shown in the Core Bond Fund's bar chart, the highest quarterly return was 4.25% (quarter ended 9/30/01) and the lowest quarterly return was -1.28% (quarter ended 12/31/01).

------------------------------------------------------------------------ ----------------- --------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                 1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
------------------------------------------------------------------------ ----------------- --------------------
SEIX CORE BOND FUND** - CLASS I SHARES
------------------------------------------------------------------------ ----------------- --------------------
    Return Before Taxes                                                       6.83%               6.10%
------------------------------------------------------------------------ ----------------- --------------------
    Return After Taxes on Distributions                                       4.29%               3.55%
------------------------------------------------------------------------ ----------------- --------------------
    Return After Taxes on Distributions and Sale of Fund Shares               4.15%               3.60%
------------------------------------------------------------------------ ----------------- --------------------
Lehman Brothers Aggregate Bond Index
The Lehman Brother Aggregate Bond Index is an unmanaged, market               8.42%               6.92%
value-weighted measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset-backed securities and corporate mortgage-backed securities. The index reflects no deduction for fees, expenses or taxes.
------------------------------------------------------------------------ ----------------- --------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown . The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: 12/30/97. The Board of Directors changed the name of the Portfolio on June 10, 1999 from SAMCO Fixed Income Fund to SAMCO Aggregate Fixed Income Fund; on August 22, 2001 from SAMCO Aggregate Fixed Income Fund to Seix Aggregate Fixed Income Fund; the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively; and on December 12, 2001 changed the name of the Portfolio from Seix Aggregate Fixed Income Fund to Seix Core Bond Fund.


The returns in the bar chart and table above are for the Class I shares of the Core Bond Fund, which is not offered in this Prospectus. The Core Bond Fund expects that the annual returns of the Class P shares would be substantially similar to the returns of Class I shares because both classes of shares invest in the same portfolio of securities, and the returns would differ only to the extent that the two classes of shares have different expenses. For example, the Class P shares of the Core Bond Fund have a 12b-1 fee and other expenses in the aggregate amount of 0.35% of the average daily net assets, which the Class I shares do not.

The bar chart and table shown below indicate the risks of investing in the Intermediate Bond Fund by illustrating how it has performed. The bar chart shows the yearly performance of the Class I shares of the Intermediate Bond Fund and the table below shows the performance of the Class I shares of the Intermediate Bond Fund as compared to a selected broad-based index. Past performance is not indicative of future performance.


[GRAPHIC OMITTED]

For the years ended December 31

YEAR 2000: 10.19%
YEAR 2001:  7.03%


During the period shown in the Intermediate Bond Fund's bar chart, the highest quarterly return was 4.33% (quarter ended 9/30/01) and the lowest quarterly return was -1.13% (quarter ended 12/31/01).

------------------------------------------------------------------------ ---------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2000)
------------------------------------------------------------------------ ---------------- ---------------------
SEIX INTERMEDIATE BOND FUND**- CLASS I SHARES
------------------------------------------------------------------------ ---------------- ---------------------
    Return Before Taxes                                                       7.03%              7.33%
------------------------------------------------------------------------ ---------------- ---------------------
    Return After Taxes on Distributions                                       3.85%              4.48%
------------------------------------------------------------------------ ---------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares               4.31%              4.45%
------------------------------------------------------------------------ ---------------- ---------------------
Lehman Brothers Intermediate Government/Corporate Index
The Lehman Intermediate Government/Corporate Index is an unmanaged,           8.98%              7.95%
market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. The index reflects no deduction for fees, expenses or taxes.
------------------------------------------------------------------------ ---------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown . The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: June 30, 1999. On August 22, 2001, the Board of Directors changed the name of the Portfolio from SAMCO Intermediate Fixed Income Fund to the Seix Intermediate Fixed Income Fund; the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively; and on December 12, 2001 changed the name of the Portfolio from Seix Intermediate Fixed Income Fund to Seix Intermediate Bond Fund.



The returns in the bar chart and table above are for the Class I shares of the Intermediate Bond Fund, which is not offered in this Prospectus. The Intermediate Bond Fund expects that the annual returns of the Class P shares would be substantially similar to the returns of Class I shares because both classes of shares invest in the same portfolio of securities, and the returns would differ only to the extent that the two classes of shares have different expenses. For example, the Class P shares of the Intermediate Bond Fund have a 12b-1 fee and other expenses in the aggregate amount of 0.35% of the average daily net assets, which the Class I shares do not.

                         RISK/RETURN SUMMARY: FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold Class P shares of each of the Portfolios.


    ----------------------------------------------------------- --------------------- ------------------------
    SHAREHOLDER FEES                                            Core                  Intermediate
    (Fees Paid Directly From Your Investment)                   Bond                  Bond
                                                                Fund                  Fund
    ----------------------------------------------------------- --------------------- ------------------------
    Sales Loads                                                 None                  None
    Redemption Fees                                             None                  None
    Exchange Fee                                                None                  None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                             0.25%                 0.25%
    Distribution (12b-1) and/or Service Fees (a)                0.25%                 0.25%
    Other Expenses (b)                                          0.45%                 0.51%
                                                                -----                 -----
    Total Annual Fund Operating Expenses (c)                    0.95%                 1.01%
    ----------------------------------------------------------- --------------------- ------------------------


(a) Each Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Fund's Rule 12b-1 Plan.

(b) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.


(c) The Investment Adviser has voluntarily agreed to limit the total expenses for each of the Core Bond Fund and the Intermediate Bond Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.80%, and 0.80% respectively of their average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolios' expenses and increase their total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 0.15% and 0.21% for the Core Bond Fund and the Intermediate Bond Fund, respectively.


EXAMPLE. This example is intended to help you compare the cost of investing in each of the Portfolios with the cost of investing in other mutual funds.

The example assumes that:


o      You invest $10,000 in the Portfolio for the time periods indicated;
o      Your investment has a 5% return each year;
o      The Portfolio's operating expenses remain the same; and
o      You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



------------------------------ -------------------------- ----------------------
                                         Core                   Intermediate
                                         Bond                       Bond
                                         Fund                       Fund
------------------------------ -------------------------- ----------------------
1 Year                                    $82                       $82
3 Years                                  $255                       $255
5 Years                                  $444                       $444
10 Years                                 $990                       $990
------------------------------ -------------------------- ----------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to each Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreements with the Investment Adviser provides that, subject to the direction of the Board of Directors, the Investment Adviser is responsible for the actual management of each Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreements.

PAYMENT OF FUND EXPENSES

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
Core Bond Fund                                                  0.25%
--------------------------------------------------------------- ------------------------------------------------------------
Intermediate Bond Fund                                          0.25%
--------------------------------------------------------------- ------------------------------------------------------------


As of October 31, 2001, the Class P shares of the Core Bond Fund and the Intermediate Bond Fund had not commenced investment operations. Therefore, the Class P shares of the Core Bond Fund and the Intermediate Bond Fund did not pay any advisory fees for the fiscal year ended October 31, 2001.


PORTFOLIO MANAGERS

The Portfolios will be managed using a team approach. The team includes both Senior Investment Managers and experienced High Yield Analysts. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance


                               PURCHASE OF SHARES


There is no sales charge imposed by the Fund. The minimum initial investment in the Class P shares of each Portfolio in the Fund is $1,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

The offering of shares of each Portfolio is continuous and purchases of shares of the Portfolios may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. Each Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

Class P shares may only be purchased through securities firms that have been authorized to accept purchase and sales orders of the Fund. If an investor purchases shares of the Fund through an omnibus account maintained by an authorized securities firm, the firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class I shares, which have different expenses and performance. Prior to August 22, 2001, the Class I shares were known as Class A shares and the Class P shares were known as Class B shares.


                              REDEMPTION OF SHARES


METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.


The Fund will redeem all full and fractional shares of each Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by Investors Bank & Trust Company (the "Transfer Agent") or an authorized securities firm of proper notice of redemption as described below. If such notice is received by the Transfer Agent or authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent or authorized securities firm after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of a Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Portfolio.


                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class P shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month). In the event that a Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of a Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. Each Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of each Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of a Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolios for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolios invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolios do not price their shares. As a result, the net asset value per share of the Portfolios may change at a time when shareholders are not able to purchase or redeem their shares.

RULE 12B-1 PLAN

Each Portfolio has adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") that allows each Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Each Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average net assets. Because these fees are paid out of each Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADMINISTRATIVE SERVICES

Each Portfolio may pay up to 0.10% of the average daily net assets of the Class P shares for certain administrative services provided by securities firms that have agreements with the Fund to provide such services. The services include, for example, sub-transfer agency services, aggregating and processing purchase and redemption orders, providing sub-accounting services, and forwarding shareholder communications. The fees for these services are not covered by the Fund's Rule 12b-1 Plan.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting each Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by a Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from a Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. Each Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of a Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by a Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by a Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


A Portfolio may be required to withhold federal income tax at the current rate of 30% ("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

PRIVACY POLICY

It is the policy of the Fund to only use fund participant information for the purposes of properly executing the Fund's fiduciary responsibilities, improving the Fund's services, making the Fund's procedures more efficient and implementing necessary security measures. It is the policy of the Fund to only share this information with those institutions that provide an investor or a prospective investor in the Fund with transfer agency, custodial and other related services. This information will only be provided to these entities for the purposes of enabling them to properly execute their functions, improve their services, make their procedures more efficient and implement their necessary security measures.

Investors or prospective investors may periodically share with the Fund confidential information, including for example, their name, address, telephone number and social security number. In order to properly manage shareholders' accounts, the Fund may also receive this information from firms that administer shareholder accounts and process transactions (bank custodians, consultants, etc.). To protect the security of personal and financial information the Fund maintains physical, electronic and procedural safeguards that meet the standards of applicable laws and regulations.

The Fund has not, does not and will not sell any information relating to an investor or a prospective investor in the Fund to any outside party. The Fund uses custodians, transfer agents and other third party service providers to process initial investments, additional investments, redemptions, and other transactions for an investor's account. The Fund may disclose certain information that an investor or prospective investor in the Fund has provided regarding his or her account with these other entities. The Fund obtains from these businesses confidentiality agreements that prohibit them from selling or improperly using an investor's or a prospective investor's personal or financial information.

On occasion, the Fund, the Fund's affiliates and third party service providers may be required to provide information about an investor or a prospective investor in the Fund to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from the Fund, including personal and financial information. The Fund will comply with these laws, to the extent required by law. In addition, the Fund may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIOS MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH THEIR PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

CORPORATE ISSUES

Each Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Portfolio may buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

INVESTMENT GRADE DEBT SECURITIES

Each Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

Each Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. Each Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. Each Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

Each Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

THE PORTFOLIOS MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH THEIR PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS

The Core Bond Fund and the Intermediate Bond Fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). A Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolios.

CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

Each Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

EURODOLLAR AND YANKEE OBLIGATIONS

The Core Bond Fund and the Intermediate Bond Fund may invest in Eurodollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Each Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

Each Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

Each Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

MUNICIPAL DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may, from time to time, purchase municipal debt securities when, in the Investment Adviser's opinion, such instruments will provide a greater return than taxable instruments of comparable quality. It is not anticipated that such securities will ever represent a significant portion of a Portfolio's assets. Fund distributions that are derived from interest on municipal debt securities will be taxable to shareholders in the same manner as distributions derived from taxable debt securities.

PREFERRED STOCK

Each Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

Each Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short-term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

ZERO COUPON DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolios. Please retain this Prospectus for future reference. Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX HIGH YIELD FUND CLASS I SHARES





The Seix High Yield Fund (the "High Yield Fund" or the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                         PROSPECTUS DATED MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                         PAGE

RISK/RETURN SUMMARY                                                       1

PRINCIPAL INVESTMENT RISKS                                                2

RISK/RETURN BAR CHART AND TABLE                                           3

RISK/RETURN SUMMARY: FEE TABLE                                            4

FUND MANAGEMENT                                                           5

PURCHASE OF SHARES                                                        6

REDEMPTION OF SHARES                                                      7

ADDITIONAL INFORMATION                                                    8

FINANCIAL HIGHLIGHTS                                                      10

APPENDIX A: DESCRIPTION OF INVESTMENTS                                    11

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

       HIGH YIELD FUND: The Portfolio's investment objective is to provide investors with a high income and, secondarily, capital appreciation. The performance goal is to outperform the Merrill Lynch High Yield Index.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio seeks to achieve its objective primarily through investment in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated high yield corporate securities. Although the Portfolio seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Portfolio may invest up to 20% of its net assets in investment grade securities.


INVESTMENT MANAGEMENT APPROACH:

Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolio according to the following:

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Portfolio will be managed with a duration that is close to the duration of the Merrill Lynch High Yield Index, which is generally between three to six years.

PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk for the Portfolio.

PORTFOLIO CONSTRUCTION:
The Portfolio's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the targeted segment of the high yield market, (BB/B). The Portfolio generally will focus on investments which the Investment Adviser perceives as meeting the following criteria:

o      industries that have strong fundamentals
o companies that have good business prospects and increasing credit strength
o      companies that have stable or growing cash flows and effective management

CREDIT QUALITY:

The Portfolio normally invests at least 80% of net assets in U.S. high yield bonds (commonly known as junk bonds), which are those securities rated below the fourth credit grade (i.e., below BBB by Standard & Poor's Corporation (S&P) and below Baa by Moody's Investors Service, Inc. (Moody's)). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards.

PRINCIPAL INVESTMENTS:


Under normal circumstances, the Portfolio will invest at least 80% of its net assets in high yield debt obligations of domestic corporations or other entities. The Portfolio may invest up to 20% of its net assets in non-high yield securities such as investment grade bonds, obligations issued or guaranteed by the United States Government, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by United States Government Agencies, and Government-Sponsored Enterprises (GSE's), Asset-Backed Securities (ABS), Mortgage-Backed Securities
(MBS) or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.

The Portfolio may take a temporary defensive position that departs from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Portfolio may not be actively pursuing its investment goals or achieving its investment objectives and may have up to 100% of its assets in U.S. Treasuries, United States Government Agencies, investment grade securities or cash.

                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolio investment policies and strategies:


INTEREST RATE        Investing in debt securities will subject the Portfolio to
RISK:                the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

HIGH YIELD           Debt securities that are rated below the four highest
SECURITIES           categories, those securities rated below BBB by S&P and
RISK:                below Baa by Moody's (or unrated securities of comparable
                     quality determined by the Investment Adviser) are known as "High Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.
                     Accordingly, they present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

CREDIT RISK:         Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

DERIVATIVE           Derivatives are subject to the risk of changes in the
RISK:                market price of the security, credit risk with respect to
                     the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

PREPAYMENT           The Portfolio may invest in mortgage-backed securities,
RISK:                which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO         High Yield Securities may be less liquid than higher
SELL                 quality investments. The Portfolio could lose money if it
SECURITIES:          cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

PORTFOLIO            The Investment Adviser may engage in active and frequent
TURNOVER             trading of portfolio securities without regard to the
                     effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                         RISK/RETURN BAR CHART AND TABLE

The bar chart and table shown below indicate the risks of investing in the Class I shares of the High Yield Fund by illustrating how it has performed. The bar chart shows the performance of the Class I shares of the High Yield Fund and the table below shows the performance of the Class I shares of the High Yield Fund as compared to a selected broad based index. Past performance is not indicative of future performance.


[GRAPHIC OMITTED]

For the year ended December 31

YEAR 2001: 11.33%


During the periods shown in the Portfolio's bar chart, the highest quarterly return was 5.78% (quarter ended 3/31/01) and the lowest quarterly return was 0.10% (quarter ended 9/30/01).

--------------------------------------------------------------------------------- ----------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                          1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ----------------- ---------------------
SEIX HIGH YIELD FUND**- CLASS I SHARES
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return Before Taxes                                                                11.33%              11.23%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions                                                8.29%               8.22%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares                        6.84%               7.49%
--------------------------------------------------------------------------------- ----------------- ---------------------
Merrill Lynch High Yield Index
The Merrill Lynch High Yield Index is an unmanaged, market value-weighted              5.44%               5.40%
measure of U.S. corporate bond issues, having maturities of at least one year.
The index reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------- ----------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
     Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: 12/29/00. On August 22, 2001, the Board of Directors changed the name of the Fund to "Seix Funds, Inc."; the name of the SAMCO High Yield Fund to the Seix High Yield Fund, and the name of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.


    ----------------------------------------------------------- ---------------
    SHAREHOLDER FEES                                            High
    (Fees Paid Directly From Your Investment)                   Yield
                                                                Fund
    Sales Loads                                                 None
    Redemption Fees                                             None
    Exchange Fee                                                None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                             0.50%
    Other Expenses (a)                                          3.48%
                                                                -----
    Total Annual Fund Operating Expenses (b)                    3.98%
    ----------------------------------------------------------- ---------------


(a) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.


 (b)The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.55% of the Portfolio's average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolio's expenses and increase its total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 3.43% for the Portfolio.


EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:


o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



    ----------------------------- ---------------------------
                                             High
                                            Yield
                                             Fund
    ----------------------------- ---------------------------
    1 Year                                   $56
    3 Years                                  $176
    5 Years                                  $307
    10 Years                                 $689
    ----------------------------- ---------------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to the Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.


PAYMENT OF FUND EXPENSES

As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
High Yield Fund                                                 0.50%
--------------------------------------------------------------- ------------------------------------------------------------


Because the Investment Adviser voluntarily waived advisory fees for the fiscal year ended October 31, 2001, the Portfolio paid no advisory fees for the fiscal year ended October 31, 2001.


PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced High Yield Analysts. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

There is no sales charge imposed by the Fund. The minimum initial investment in the Class I shares of the Portfolio in the Fund is $1,000,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

METHODS FOR PURCHASING SHARES

DIRECTLY FROM THE FUND. In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (Transfer Agent) at (800) 247-0473 prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) , or if federal funds are received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), such purchase order shall be deemed received as of the next business day. Shares purchased will begin accruing dividends on the day federal funds are received.

Purchases of shares must be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                             Benf: (High Yield Fund)
                      F/F/C (Shareholder's Account at Fund)

You may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. If you are considering buying shares in this manner, please call the Investment Adviser at 201-391-0300.

THROUGH AN AUTHORIZED SECURITIES FIRM. Investors may purchase shares through securities firms that have been authorized to accept purchases and sales orders of the Fund. If an investor purchases shares of the Fund in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class P shares, which have different expenses and performance. Prior to August 22, 2001, the Class I shares were known as Class A and the Class P shares were known as Class B shares.

                              REDEMPTION OF SHARES


The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

THROUGH THE TRANSFER AGENT. A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

A shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class I shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of the Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by the Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


The Portfolio may be required to withhold federal income tax at the current rate of 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The Financial Highlights for the fiscal period from December 29, 2000* to October 31, 2001 have been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Annual Report, which is available upon request.


SEIX FUNDS, INC.
For a share outstanding throughout each
period
-------------------------------------------------------------------------------



                                                              HIGH YIELD FUND
                                                              ---------------

                                                                 For the
                                                               Period from
                                                              12/29/00* to
                                                                10/31/01

                                                              --------------

Net asset value, beginning of period                                 $10.00
                                                              --------------

INVESTMENT OPERATIONS
Net investment income                                                  0.64

Net realized and unrealized gain (loss) on investments                 0.36
                                                              --------------

     Total from investment operations                                  1.00

DISTRIBUTIONS
From net investment income                                           (0.60)
                                                              --------------
        Total distributions                                          (0.60)
                                                              --------------

Net asset value, end of period                                       $10.40
                                                              ==============

TOTAL RETURN (a)                                                 10.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                    $4,641

Ratio of net expenses to average net assets                       0.55% (c)

     Ratio of expenses to average net                             3.98% (c)
     assets (before expense waivers and
     reimbursement of other expenses

     Ratio of net investment income to                            7.33% (c)
     average net assets

     Portfolio Turnover Rate                                       466% (b)
-------------------------------------------------------------------------------


 (a) Total return would have been lower had certain expenses not been waived or reimbursed
 (b) Not Annualized
 (c) Annualized
   * Commencement of Investment Operations

                                   APPENDIX A


                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIO MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


BANK OBLIGATIONS

The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CORPORATE ISSUES

The Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio may buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

HIGH YIELD SECURITIES

The Portfolio may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality (commonly referred to as "junk bonds"), which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. A discussion of the ratings services appears in an Appendix to the Statement of Additional Information.

INVESTMENT GRADE DEBT SECURITIES

The Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the

Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

The Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

The Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

ZERO COUPON DEBT SECURITIES

The Portfolio may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

The Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CONVERTIBLES

The Portfolio may invest in securities with equity conversion features. While it will not generally be the policy of the Fund to invest in convertible securities, the presence of a conversion feature would not rule out their use in the Fund. So-called "busted convertibles," where no equity conversion premium exists could be an appropriate Fund investment. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES

The Portfolio may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level or risk, or change the character of the risk, of its portfolio by making investments in specific securities.

YANKEE OBLIGATIONS

The Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

The Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

PIK BONDS

The Portfolio may invest in PIK (Payment-in-Kind) Bonds. PIK securities are securities that pay interest or dividends through the issuance of additional securities. The Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. The risks associated with lower rated debt securities apply to these securities. PIK securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on investment, because these securities do not pay cash interest.

PREFERRED STOCK

The Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

The Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

VARIABLE AMOUNT MASTER DEMAND NOTE

The Portfolio may purchase variable amount master demand notes which are unsecured instruments. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)



                       SEIX HIGH YIELD FUND CLASS P SHARES





The Seix High Yield Fund (the "High Yield Fund" or the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.



                         PROSPECTUS DATED MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                       PAGE
RISK/RETURN SUMMARY                                                     1

PRINCIPAL INVESTMENT RISKS                                              2

RISK/RETURN BAR CHART AND TABLE                                         3

RISK/RETURN SUMMARY: FEE TABLE                                          4

FUND MANAGEMENT                                                         5

PURCHASE OF SHARES                                                      6

REDEMPTION OF SHARES                                                    6

ADDITIONAL INFORMATION                                                  7

APPENDIX A: DESCRIPTION OF INVESTMENTS                                 10

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolio, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments is included in Appendix A.

INVESTMENT OBJECTIVES:

     HIGH YIELD FUND: The Portfolio's investment objective is to provide investors with a high income and, secondarily, capital appreciation. The performance goal is to outperform the Merrill Lynch High Yield Index.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio seeks to achieve its objective primarily through investment in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated high yield corporate securities. Although the Portfolio seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Portfolio may invest up to 20% of its net assets in investment grade securities.


INVESTMENT MANAGEMENT APPROACH:

Seix Investment Advisors Inc. (the "Investment Adviser") will manage the Portfolio according to the following:

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility.

o The Portfolio will be managed with a duration that is close to the duration of the Merrill Lynch High Yield Index, which is generally between three to six years.

PROPRIETARY ANALYSIS: Due to the complexity of the bond market, the Investment Adviser uses financial investment techniques which it developed internally to attempt to identify value and adequately control risk for the Portfolio.

PORTFOLIO CONSTRUCTION:

The Portfolio's construction is generally determined through a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the targeted segment of the high yield market, (BB/B). The Portfolio generally will focus on investments which the Investment Adviser perceives as meeting the following criteria:

o    industries that have strong fundamentals
o    companies that have good business prospects and increasing credit strength
o    companies that have stable or growing cash flows and effective management

CREDIT QUALITY:

The Portfolio normally invests at least 80% of net assets in U.S. high yield bonds (commonly known as junk bonds), which are those securities rated below the fourth credit grade (i.e., below BBB by Standard & Poor's Corporation (S&P) and below Baa by Moody's Investors Service, Inc. (Moody's)). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards.

PRINCIPAL INVESTMENTS:


Under normal circumstances, the Portfolio will invest at least 80% of its net assets in high yield debt obligations of domestic corporations or other entities. The Portfolio may invest up to 20% of its net assets in non-high yield securities such as investment grade bonds, obligations issued or guaranteed by the United States Government, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by United States Government Agencies, and Government-Sponsored Enterprises (GSE's), Asset-Backed Securities (ABS), Mortgage-Backed Securities
(MBS) or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.

The Portfolio may take a temporary defensive position that departs from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Portfolio may not be actively pursuing its investment goals or achieving its investment objectives and may have up to 100% of its assets in U.S. Treasuries, United States Government Agencies, investment grade securities or cash.

                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Fund will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The following are the principal risks associated with the Portfolio investment policies and strategies:


INTEREST RATE       Investing in debt securities will subject the Portfolio to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

HIGH YIELD          Debt securities that are rated below the four highest
SECURITIES          categories, those securities rated below BBB by S&P and
RISK:               below Baa by Moody's (or unrated securities of comparable
                    quality determined by the Investment Adviser) are known as "High Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

DERIVATIVE          Derivatives are subject to the risk of changes in the market
RISK:               price of the security, credit risk with respect to the
                    counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.

PREPAYMENT          The Portfolio may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

INABILITY TO        High Yield Securities may be less liquid than higher quality
SELL SECURITIES:    investments. The Portfolio could lose money if it cannot
                    sell a security at the time and price that would be most beneficial to the Portfolio. A security whose credit rating has been lowered may be particularly difficult to sell.

PORTFOLIO           The Investment Adviser may engage in active and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

                         RISK/RETURN BAR CHART AND TABLE


The bar chart and table shown below indicate the risks of investing in the High Yield Fund by illustrating how it has performed. The bar chart shows the performance of the Class I shares of the High Yield Fund and the table below shows the performance of the Class I shares of the High Yield Fund as compared to a selected broad based index. Past performance is not indicative of future performance.



[GRAPHIC OMITTED]

For the year ended December 31

YEAR 2001: 11.33%



During the periods shown in the Portfolio's bar chart, the highest quarterly return was 5.78% (quarter ended 3/31/01) and the lowest quarterly return was 0.10% (quarter ended 9/30/01).

--------------------------------------------------------------------------------- ----------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS*                                                          1 YEAR         SINCE INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2001)
--------------------------------------------------------------------------------- ----------------- ---------------------
SEIX HIGH YIELD FUND**- CLASS I SHARES
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return Before Taxes                                                                11.33%              11.23%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions                                                8.29%               8.22%
--------------------------------------------------------------------------------- ----------------- ---------------------
    Return After Taxes on Distributions and Sale of Fund Shares                        6.84%               7.49%
--------------------------------------------------------------------------------- ----------------- ---------------------
Merrill Lynch High Yield Index
The Merrill Lynch High Yield Index is an unmanaged, market value-weighted              5.44%               5.40%
measure of U.S. corporate bond issues, having maturities of at least one year.
The index reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------- ----------------- ---------------------

* After tax returns shown in the table are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.
** Date of Inception: 12/29/00. On August 22, 2001, the Board of Directors changed the name of the Fund to "Seix Funds, Inc."; the name of the SAMCO High Yield Fund to the Seix High Yield Fund, and the name of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively.


The returns in the bar chart and table above are for the High Yield Fund Class I shares, which are not offered in this Prospectus. The High Yield Fund expects that the annual returns of the Class P shares would be substantially similar to the returns of Class I shares because both classes of shares invest in the same portfolio of securities, and the returns would differ only to the extent that the two classes of shares have different expenses. For example, the Class P shares of the High Yield Fund have a 12b-1 fee and other expenses in the aggregate amount of 0.35% of the average daily net assets, which the Class I shares do not.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Portfolio.


    ----------------------------------------------------------- ----------------
    SHAREHOLDER FEES                                            High
    (Fees Paid Directly From Your Investment)                   Yield
                                                                Fund
    ----------------------------------------------------------- ----------------
    Sales Loads                                                 None
    Redemption Fees                                             None
    Exchange Fee                                                None
    ANNUAL FUND OPERATING EXPENSES
    (Expenses Deducted From Fund Assets)
    Management Fees                                             0.50%
    Distribution (12b-1) and/or Service Fees (a)                0.25%
    Other Expenses (b)                                          3.48%
                                                                -----
    Total Annual Fund Operating Expenses (c)                    4.23%
    ----------------------------------------------------------- ----------------

(a) The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan.

(b) Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(c) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.90% of the Portfolio's average daily net assets. There is no specific time period for how long the voluntary expense limitations will last, and such waivers may be cancelled at any time. As long as these temporary expense limitations continue, it may lower the Portfolio's expenses and increase its total returns. For the fiscal year ended October 31, 2001, the Investment Adviser waived fees in the amount of 3.33% for the Portfolio.


EXAMPLE. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:


o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:



    ----------------------------- ---------------------------
                                             High
                                            Yield
                                             Fund
    ----------------------------- ---------------------------
    1 Year                                    $92
    3 Years                                  $287
    5 Years                                  $498
    10 Years                               $1,108
    ----------------------------- ---------------------------

                                 FUND MANAGEMENT


BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr., and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. Seix Investment Advisors, Inc. acts as the investment adviser to the Portfolio and provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

PAYMENT OF FUND EXPENSES


As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee. This advisory fee is calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

--------------------------------------------------------------- ------------------------------------------------------------
FUND NAME                                                       RATE
--------------------------------------------------------------- ------------------------------------------------------------
High Yield Fund                                                 0.50%
--------------------------------------------------------------- ------------------------------------------------------------


As of October 31, 2001, the Class P shares of the High Yield Fund had not commenced operations. Therefore, the Class P shares of the High Yield Fund did not pay any advisory fees for the fiscal year ended October 31, 2001.



PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced High Yield Analysts. The Senior Portfolio Managers at the firm are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE JUNE 1997 Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, DIRECTOR AND SENIOR PORTFOLIO MANAGER SINCE MAY 1997 Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997)

B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

The Fund does not impose a sales charge. The minimum initial investment in the Class P shares of the Portfolio is $1,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

Class P shares may only be purchased through securities firms that have been authorized to accept purchase and sale orders of the Portfolio. If an investor purchases shares of the Portfolio through an omnibus account maintained by an authorized securities firm, the firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

All purchase orders accepted by an authorized securities firm before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

The Fund also issues another class of shares, the Class I shares, which will have different expenses and performance than the Class P shares.

                              REDEMPTION OF SHARES


METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.


The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by Investors Bank & Trust Company ("the Transfer Agent") or an authorized securities firm of proper notice of redemption as described below. If such notice is received by the Transfer Agent or an authorized securities firm by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent or an authorized securities firm after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

POLICIES FOR REDEEMING SHARES

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or an authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends are automatically reinvested in additional Class I shares of the applicable Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

RULE 12B-1 PLAN


The Portfolio has adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Rule 12b-1 Plan") that allows the Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


ADMINISTRATIVE SERVICES

The Class P shares of the Portfolio may also pay up to 0.10% of the average daily net assets of the Class P shares for certain administrative services provided by securities firms that have agreements with the Fund to provide such services on behalf of the Portfolio. The services include, for example, sub-transfer agency services, aggregating and processing purchase and redemption orders, providing sub-accounting services, and forwarding shareholder communications. The fees for these services are not covered by the Portfolio's Rule 12b-1 Plan.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

The following methods are used to calculate the value of the Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by the Portfolio are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


The Portfolio may be required to withhold federal income tax at the current rate of 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

PRIVACY POLICY

It is the policy of the Fund to only use fund participant information for the purposes of properly executing the Fund's fiduciary responsibilities, improving the Fund's services, making the Fund's procedures more efficient and implementing necessary security measures. It is the policy of the Fund to only share this information with those institutions that provide an investor or a prospective investor in the Fund with transfer agency, custodial and other related services. This information will only be provided to these entities for the purposes of enabling them to properly execute their functions, improve their services, make their procedures more efficient and implement their necessary security measures.

Investors or prospective investors may periodically share with the Fund confidential information, including for example, their name, address, telephone number and social security number. In order to properly manage shareholders' accounts, the Fund may also receive this information from firms that administer shareholder accounts and process transactions (bank custodians, consultants, etc.). To protect the security of personal and financial information the Fund maintains physical, electronic and procedural safeguards that meet the standards of applicable laws and regulations.

The Fund has not, does not and will not sell any information relating to an investor or a prospective investor in the Fund to any outside party. The Fund uses custodians, transfer agents and other third party service providers to process initial investments, additional investments, redemptions, and other transactions for an investor's account. The Fund may disclose certain information that an investor or prospective investor in the Fund has provided regarding his or her account with these other entities. The Fund obtains from these businesses confidentiality agreements that prohibit them from selling or improperly using an investor's or a prospective investor's personal or financial information.

On occasion, the Fund, the Fund's affiliates and third party service providers may be required to provide information about an investor or a prospective investor in the Fund to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from the Fund, including personal and financial information. The Fund will comply with these laws, to the extent required by law. In addition, the Fund may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A


                           DESCRIPTION OF INVESTMENTS

THE PORTFOLIO MAY INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


BANK OBLIGATIONS

The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

CORPORATE ISSUES

The Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio may buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

HIGH YIELD SECURITIES

The Portfolio may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality (commonly referred to as "junk bonds"), which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. A discussion of the ratings services appears in an Appendix to the Statement of Additional Information.

INVESTMENT GRADE DEBT SECURITIES

The Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's, Fitch, or Aaa, Aa, A or Baa by Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. The Portfolio may hold unrated securities if the

Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

The Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio may purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio may not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

The Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

ZERO COUPON DEBT SECURITIES

The Portfolio may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW AS INDICATED AND IN ACCORDANCE WITH ITS PERMITTED INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING THE ASSOCIATED RISKS ACCOMPANYING THE SECURITIES DEFINED BELOW IS LOCATED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS

The Portfolio may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CONVERTIBLES

The Portfolio may invest in securities with equity conversion features. While it will not generally be the policy of the Fund to invest in convertible securities, the presence of a conversion feature would not rule out their use in the Fund. So-called "busted convertibles," where no equity conversion premium exists could be an appropriate Fund investment. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

DERIVATIVES

The Portfolio may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level or risk, or change the character of the risk, of its portfolio by making investments in specific securities.

YANKEE OBLIGATIONS

The Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS

The Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

INVESTMENT FUNDS

The Portfolio is permitted to invest in investment funds and will make such investments only where appropriate, given that the Portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

PIK BONDS

The Portfolio may invest in PIK (Payment-in-Kind) Bonds. PIK securities are securities that pay interest or dividends through the issuance of additional securities. The Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature. The risks associated with lower rated debt securities apply to these securities. PIK securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on investment, because these securities do not pay cash interest.

PREFERRED STOCK

The Portfolio may invest in preferred stock which is non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS

The Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

VARIABLE AMOUNT MASTER DEMAND NOTE

The Portfolio may purchase variable amount master demand notes which are unsecured instruments. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES


The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance during its last fiscal year.

The Fund's SAI, annual, semi-annual reports, and other information are available, without charge, upon request by contacting the Administrator at their toll free telephone number (800) 247-0473.


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.


                    SEIX LIMITED DURATION FUND CLASS I SHARES



The Seix Limited Duration Fund (the "Limited Duration Fund" or the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.




                  THE DATE OF THIS PROSPECTUS IS MARCH 1, 2002

                            TABLE OF CONTENTS


                                                                         PAGE
RISK/RETURN SUMMARY                                                       1

PRINCIPAL INVESTMENT RISKS                                                2

RISK/RETURN SUMMARY: FEE TABLE                                            3

FUND MANAGEMENT                                                           4

PURCHASE OF SHARES                                                        5

REDEMPTION OF SHARES                                                      6

ADDITIONAL INFORMATION                                                    7

APPENDIX A: DESCRIPTION OF INVESTMENTS                                    9

13

                               RISK/RETURN SUMMARY

         The following is a summary of certain key information about the Portfolio, including its investment objective, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments are included in Appendix A.

INVESTMENT OBJECTIVE: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.

INVESTMENT MANAGEMENT APPROACH: Seix Investment Advisors, Inc. (the "Investment Adviser") uses multiple systems and analytical techniques which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria:

PORTFOLIO CONSTRUCTION: In deciding which securities to buy and sell, the portfolio managers will emphasize securities that are within the targeted segment of the U.S. dollar-denominated, fixed-income securities markets. The Investment Adviser generally will focus on investments that it perceives as meeting the following criteria:

o        companies that have good business prospects and credit strength
o        companies that have stable cash flows and effective management

DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.

CREDIT QUALITY: The Portfolio invests in securities rated A- or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. The Portfolio will maintain an average credit quality of AA or Aa.

PRINCIPAL INVESTMENTS: The Portfolio will invest in obligations issued or guaranteed by the U.S. Government, obligations of domestic banks, obligations backed by the full faith and credit of the U.S., obligations issued or guaranteed by U.S. Government Agencies and government-sponsored enterprises (GSE's), corporate obligations, asset-backed securities (ABS), mortgage-backed securities (MBS) and yankee obligations.

                           PRINCIPAL INVESTMENT RISKS

A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Portfolio will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value. For more information about these and other types of risks to the Portfolio, see the Statement of Additional Information.

The principal risks associated with the Portfolio's investment policies and strategies are as follows:


INTEREST RATE       Investing in debt securities will subject the Portfolio to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT          The Portfolio may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

FOREIGN             Foreign securities risk involves the possibility that prices
SECURITIES          of foreign securities may decline due to unfavorable foreign
RISK                government actions, political, economic or market
                    instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

PORTFOLIO           The Investment Adviser may engage in short-term and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.



BECAUSE THE PORTFOLIO HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, PERFORMANCE INFORMATION IS NOT INCLUDED IN THIS PROSPECTUS.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Portfolio.


---------------------------------------------------------------- ---------------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
---------------------------------------------------------------- ---------------
Sales Loads                                                      None
Redemption Fees                                                  None
Exchange Fee                                                     None
ANNUAL FUND OPERATING EXPENSES
(Expenses Deducted From Fund Assets)
Management Fees                                                  0.10%
Other Expenses (a)                                               0.20%
                                                                 -----
Total Annual Fund Operating Expenses (b)                         0.30%
---------------------------------------------------------------- ---------------


(a) Other Expenses are estimated based upon the expected expenses that the Portfolio would incur in its initial fiscal year. Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(b) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.20% of its average daily net assets. There is no specific time period for how long the voluntary expense limitation will last, and such waiver may be cancelled at any time. As long as these temporary expense limitations continue, they may lower the Portfolio's expenses and increase its total returns.

EXAMPLE. This example is intended to help you compare the estimated cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:
o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.

The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:


----------------------------------- -------------------------

----------------------------------- -------------------------
1 Year                                        $31
3 Years                                       $97
----------------------------------- -------------------------

                                 FUND MANAGEMENT

BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr. and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed- income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, N.J. 07677. The Investment Adviser provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.


PAYMENT OF FUND EXPENSES

The Portfolio pays all Fund expenses directly attributable to the Portfolio and its pro rata share of other Fund expenses. As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced Analysts. The Senior Portfolio Managers responsible for the Portfolio are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, SENIOR PORTFOLIO MANAGER SINCE JUNE 1997
Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, SENIOR PORTFOLIO MANAGER SINCE MAY 1997
Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

         The Fund does not impose a sales charge. The minimum initial investment in the Class I shares of the Portfolio is $1,000,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

         Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

METHODS FOR PURCHASING SHARES

         DIRECTLY FROM THE FUND. In order to purchase shares on a particular Business Day, a purchaser must submit a completed Account Application Form (and other required documents) and call Investors Bank & Trust Company (the "Transfer Agent") at (800) 247-0473 prior to the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) to inform the Fund of the incoming wire transfer. If federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification on a non-business day, or after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), or if federal funds are received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), such purchase order shall be deemed received as of the next Business Day. Shares purchased will begin accruing dividends on the day federal funds are received.

         Purchases of shares may be made by wire transfer of federal funds. Please note that the shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions for purchasing shares of the Portfolio are:

                         Investors Bank & Trust Company
                                   Boston, MA
                                ABA # 011-001-438
                                 Acct: 303030303
                        Benf: Seix Limited Duration Fund
                      F/F/C (Shareholder's Account at Fund)

         An investor may also buy shares of the Portfolio "in-kind" through a transfer of securities to the Portfolio as payment for the shares, if the purchase is approved in advance by the Investment Adviser. Securities used to purchase Portfolio shares must be determined by the Investment Adviser to be appropriate investments for the Portfolio, to be consistent with the Portfolio's investment objectives and policies, and to have readily available market quotations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund. The minimum investment amount for in-kind purchases of Portfolio shares is $1,000,000, or such other amount as may be appropriate in light of applicable regulations. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Whether the Portfolio will accept particular securities as payment will be decided in the sole discretion of the Investment Adviser. Investors considering buying shares in this manner, should call the Investment Adviser at 201-391-0300.

         THROUGH AN AUTHORIZED SECURITIES FIRM. An investor may also buy shares through securities firms that have been authorized to accept purchases and sales orders of the Portfolio. If an investor purchases shares of the Portfolio in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

          All purchase orders accepted by an authorized securities firm before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

          The Fund also issues another class of shares, the Class P shares, which will have different expenses and performance than the Class I shares.

                              REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

METHODS FOR REDEEMING SHARES

         THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

         THROUGH THE TRANSFER AGENT. A shareholder may make a redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Portfolio on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

         A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends up to and including the day preceding the day the redemption proceeds are wired.

         A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with a signature guaranteed by a national bank, which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when deemed appropriate by the Transfer Agent.

POLICIES FOR REDEEMING SHARES

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

         There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

         Dividends are automatically reinvested in additional Class I shares of the Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          The following methods are used to calculate the value of the Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board seeking ratification of the price by the Board of Directors at its next quarterly meeting.

          To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Portfolio are generally taxable to shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.


          The Portfolio may be required to withhold federal income tax at the current rate of 30%("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

         THE PORTFOLIO WILL PRIMARILY INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.

CORPORATE ISSUES
Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS
Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.

INVESTMENT GRADE DEBT SECURITIES
Investment grade securities are those securities that are rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation, or Fitch or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES
Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES
Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

YANKEE OBLIGATIONS
Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES
Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

         THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS ALLOWABLE INVESTMENTS AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS
The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

The Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria. The Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

CERTIFICATES OF DEPOSIT
The Portfolio may invest in certificates of deposit of banks and savings and loan associations. Investing in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves some risks that are different from those associated with investing in certificates of deposit issued by U.S. banks. These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

EURODOLLAR BANK OBLIGATIONS
Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

MONEY MARKET INSTRUMENTS
Money market instruments include commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus.

The Fund's SAI and other information are available, without charge, upon request by contacting Investors Bank & Trust Company at their toll free telephone number
(800) 247-0473.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.





Fund's Investment Company Act File number: 811-8323.

                                SEIX FUNDS, INC.


                    SEIX LIMITED DURATION FUND CLASS P SHARES



The Seix Limited Duration Fund (the "Limited Duration Fund" or the "Portfolio") is a diversified investment portfolio of Seix Funds, Inc. (the "Fund"), an open-end management investment company.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.




                  THE DATE OF THIS PROSPECTUS IS MARCH 1, 2002

                            TABLE OF CONTENTS

                                                                          PAGE

RISK/RETURN SUMMARY                                                        1

PRINCIPAL INVESTMENT RISKS                                                 2

RISK/RETURN SUMMARY: FEE TABLE                                             3

FUND MANAGEMENT                                                            4

PURCHASE OF SHARES                                                         4

REDEMPTION OF SHARES                                                       5

ADDITIONAL INFORMATION                                                     5

APPENDIX A: DESCRIPTION OF INVESTMENTS                                     8

                               RISK/RETURN SUMMARY

         The following is a summary of certain key information about the Portfolio, including its investment objective, principal investment strategies and principal investment risks. A more detailed description of certain allowable investments are included in Appendix A.

INVESTMENT OBJECTIVE: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.

INVESTMENT MANAGEMENT APPROACH: Seix Investment Advisors, Inc. (the "Investment Adviser") uses multiple systems and analytical techniques which it developed internally, to attempt to identify value and adequately control risk. The Investment Adviser will manage the Portfolio based upon the following criteria:

PORTFOLIO CONSTRUCTION: In deciding which securities to buy and sell, the portfolio managers will emphasize securities that are within the targeted segment of the U.S. dollar-denominated, fixed-income securities markets. The Investment Adviser generally will focus on investments that it perceives as meeting the following criteria:


o    companies that have good business prospects and credit strength
o    companies that have stable cash flows and effective management

         DURATION/MATURITY: Duration measures the expected life of a debt security on a present value basis. In general, duration rises with maturity, therefore the greater the duration of a bond, the greater its percentage volatility. The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.

CREDIT QUALITY: The Portfolio invests in securities rated A- or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. The Portfolio will maintain an average credit quality of AA or Aa.

PRINCIPAL INVESTMENTS: The Portfolio will invest in obligations issued or guaranteed by the U.S. Government, obligations of domestic banks, obligations backed by the full faith and credit of the U.S., obligations issued or guaranteed by U.S. Government Agencies and government-sponsored enterprises (GSE's), corporate obligations, asset-backed securities (ABS), mortgage-backed securities (MBS) and yankee obligations.

                           PRINCIPAL INVESTMENT RISKS

         A loss of money on your investment in the Portfolio, or the under-performance of the Portfolio relative to other investments could occur due to certain risks. In general, the greater the risk, the greater the possibility of losing money. The possibility exists that the investment decisions made by the portfolio managers of the Portfolio will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value. For more information about these and other types of risks to the Portfolio, see the Statement of Additional Information.

The principal risks associated with the Portfolio's investment policies and strategies are as follows:


INTEREST RATE       Investing in debt securities will subject the Portfolio to
RISK:               the risk that the market value of the debt securities will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK:        Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

PREPAYMENT          The Portfolio may invest in mortgage-backed securities,
RISK:               which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

FOREIGN             Foreign securities risk involves the possibility that prices
SECURITIES          of foreign securities may decline due to unfavorable foreign
RISK                government actions, political, economic or market
                    instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.


PORTFOLIO           The Investment Adviser may engage in short-term and frequent
TURNOVER            trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Portfolio.



BECAUSE THE PORTFOLIO HAS NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR, PERFORMANCE INFORMATION IS NOT INCLUDED IN THIS PROSPECTUS.

                         RISK/RETURN SUMMARY: FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Portfolio.


---------------------------------------------------------------- ---------------
SHAREHOLDER FEES
(Fees Paid Directly From Your Investment)
---------------------------------------------------------------- ---------------
Sales Loads                                                      None
Redemption Fees                                                  None
Exchange Fee                                                     None
ANNUAL FUND OPERATING EXPENSES
(Expenses Deducted From Fund Assets)
Management Fees                                                  0.10%
Distribution (12b-1) and/or Service Fees (a)                     0.25%
Other Expenses (b)                                               0.30%
                                                                 -----
Total Annual Fund Operating Expenses (c)                         0.65%
---------------------------------------------------------------- ---------------


(a) The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan.

(b) Other Expenses are estimated based upon the expected expenses that the Portfolio would incur in its initial fiscal year. Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

(c) The Investment Adviser has voluntarily agreed to limit the total expenses for the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 0.45% of its average daily net assets. There is no specific time period for how long the voluntary expense limitation will last, and such waiver may be cancelled at any time. As long as these temporary expense limitations continue, they may lower the Portfolio's expenses and increase its total returns.

EXAMPLE. This example is intended to help you compare the estimated cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that:
o    You invest $10,000 in the Portfolio for the time periods indicated;
o    Your investment has a 5% return each year;
o    The Portfolio's operating expenses remain the same; and
o    You reinvest all dividends and distributions in the Portfolio.


The results apply whether or not you redeem your investment at the end of each period. Although your costs may be higher or lower, based on these assumptions your costs would be:


----------------------------------- -------------------------

----------------------------------- -------------------------
1 Year                                        $66
3 Years                                       $208
----------------------------------- -------------------------

                                 FUND MANAGEMENT

BOARD OF DIRECTORS

The Board of Directors of the Fund consists of five individuals who are responsible for the overall supervision of the operations of the Fund. The Fund's Directors are Christina Seix, John G. Talty, C. Alan MacDonald, John E. Manley, Sr. and John R. O'Brien. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund."

INVESTMENT ADVISER


Seix Investment Advisors, Inc., established in 1992, is a registered investment adviser that specializes in professional fixed- income management for institutions, corporations, public funds, endowments, foundations and hospitals. As of December 31, 2001, the Investment Adviser has approximately $9.7 billion in assets under management. The Investment Adviser is located at 300 Tice Boulevard, Woodcliff Lake, N.J. 07677. The Investment Adviser provides the Fund with management and investment advisory services. The Advisory Agreement with the Investment Adviser provides that, subject to the direction of the Board of Directors, the Investment Adviser is responsible for the actual management of the Fund. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Advisory Agreement.

 PAYMENT OF FUND EXPENSES


The Portfolio pays all Fund expenses directly attributable to the Portfolio and its pro rata share of other Fund expenses. As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Portfolio pays the Investment Adviser a monthly advisory fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The Portfolio will be managed using a team approach. The team includes both Senior Investment Managers and experienced Analysts. The Senior Portfolio Managers responsible for the Portfolio are:

CHRISTINA SEIX, CFA, CHAIRMAN, CEO & CHIEF INVESTMENT OFFICER SINCE JUNE 1992 Formerly, Chairman & CEO, Head of Investment Policy, MacKay-Shields (September 1987 to June 1992) B.A., Fordham University, Mathematics; MA, SUNY, Mathematics

JOHN TALTY, CFA, PRESIDENT & SENIOR PORTFOLIO MANAGER SINCE JANUARY 1993 Formerly, Chief Fixed Income Strategist, J.P. Morgan Securities (January 1991 to January 1993) B.A., Connecticut College, Economics, Phi Beta Kappa, Magna Cum Laude

ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000) B.S., University of Missouri, Business Administration, Summa Cum Laude

MICHAEL MCEACHERN, CFA, SENIOR PORTFOLIO MANAGER SINCE JUNE 1997
Formerly, Vice President, Fixed Income, American General Corp. (August 1994 to June 1997) B.A., University of California, Operations Research; MBA, Rice University, Accounting/Public Administration

JOSEPH CALABRESE, CFA, SENIOR PORTFOLIO MANAGER SINCE MAY 1997
Formerly, Director, Fixed Income at Metropolitan Life Insurance Company (September 1996 to May 1997) B.A., New Jersey Institute of Technology, Engineering; MBA, New York University, Finance

                               PURCHASE OF SHARES

         The Fund does not impose a sales charge. The minimum initial investment in the Class P shares of the Portfolio is $1,000. The minimum investment may be waived at any time at the discretion of the Investment Adviser. Additional purchases may be of any amount.

         Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

          Class P shares may only be purchased through securities firms that have been authorized to accept purchase and sale orders of the Portfolio. If an investor purchases shares of the Portfolio through an omnibus account maintained by an authorized securities firm, the firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

          All purchase orders accepted by an authorized securities firm before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on a Business Day will be executed at that day's share price if the securities firm notifies the Fund by a specific deadline. Purchase orders accepted after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will be executed at the next Business Day's price.

          The Fund also issues another class of shares, the Class I shares, which will have different expenses and performance than the Class P shares.

                              REDEMPTION OF SHARES

         The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by Investors Bank & Trust Company ("the Transfer Agent") or an authorized securities firm of proper notice of redemption as described below. If such notice is received by the Transfer Agent or an authorized securities firm by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent or an authorized securities firm after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.


METHODS FOR REDEEMING SHARES

         THROUGH AN AUTHORIZED SECURITIES FIRM. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.


POLICIES FOR REDEEMING SHARES

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any redemption request by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

         There is no charge imposed by the Fund to redeem shares of the Portfolio; however, a shareholder's bank or an authorized securities firm may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

         Dividends are automatically reinvested in additional Class P shares of the Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form. In the event that the Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

         The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of the Portfolio will be declared as a dividend payable monthly to shareholders of record as of the last Business Day of each month. The Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first Business Day of the month.

RULE 12B-1 PLAN

          The Portfolio has adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Rule 12b-1 Plan") that allows the Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders The Portfolio's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Portfolio's Rule 12b-1 Plan. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADMINISTRATIVE SERVICES

          The Class P shares of the Portfolio may also pay up to 0.10% of the average daily net assets of the Class P shares for certain administrative services provided by securities firms that have agreements with the Fund to provide such services on behalf of the Portfolio. The services include, for example, sub-transfer agency services, aggregating and processing purchase and redemption orders, providing sub-accounting services, and forwarding shareholder communications. The fees for these services are not covered by the Portfolio's Rule 12b-1 Plan.

DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

          The following methods are used to calculate the value of the Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolio for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.

          To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

TAXES

         The following discussion is only a brief summary of some of the important tax considerations affecting the Portfolio and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

         Distributions paid by the Portfolio from net investment income are designated by the Portfolio as "ordinary income dividends" and, whether paid in cash or reinvested in additional shares, will be taxable to the Portfolio's shareholders that are otherwise subject to tax as ordinary income. Distributions made from the Portfolio's net capital gain which are designated by the Portfolio as "capital gains dividends" are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned the Portfolio's shares. The Portfolio expects that its distributions will represent primarily ordinary income to shareholders. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution. Each shareholder will receive an annual statement detailing the tax status of Portfolio distributions for each year.

         Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

          Dividends and distributions by the Portfolio are generally taxable to shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such month will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year in the event such dividends are actually paid during January of the following year.

          The Portfolio may be required to withhold federal income tax at the current rate of 30% ("backup withholding") from dividends and redemption proceeds paid to taxable shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Portfolio with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Portfolio that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.


PRIVACY POLICY

It is the policy of the Fund to only use fund participant information for the purposes of properly executing the Fund's fiduciary responsibilities, improving the Fund's services, making the Fund's procedures more efficient and implementing necessary security measures. It is the policy of the Fund to only share this information with those institutions that provide an investor or a prospective investor in the Fund with transfer agency, custodial and other related services. This information will only be provided to these entities for the purposes of enabling them to properly execute their functions, improve their services, make their procedures more efficient and implement their necessary security measures.

Investors or prospective investors may periodically share with the Fund confidential information, including for example, their name, address, telephone number and social security number. In order to properly manage shareholders' accounts, the Fund may also receive this information from firms that administer shareholder accounts and process transactions (bank custodians, consultants, etc.). To protect the security of personal and financial information the Fund maintains physical, electronic and procedural safeguards that meet the standards of applicable laws and regulations.

The Fund has not, does not and will not sell any information relating to an investor or a prospective investor in the Fund to any outside party. The Fund uses custodians, transfer agents and other third party service providers to process initial investments, additional investments, redemptions, and other transactions for an investor's account. The Fund may disclose certain information that an investor or prospective investor in the Fund has provided regarding his or her account with these other entities. The Fund obtains from these businesses confidentiality agreements that prohibit them from selling or improperly using an investor's or a prospective investor's personal or financial information.

On occasion, the Fund, the Fund's affiliates and third party service providers may be required to provide information about an investor or a prospective investor in the Fund to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from the Fund, including personal and financial information. The Fund will comply with these laws, to the extent required by law. In addition, the Fund may make other disclosures to non-affiliated third parties as permitted by law.

                                   APPENDIX A

                           DESCRIPTION OF INVESTMENTS

         THE PORTFOLIO WILL PRIMARILY INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS PRINCIPAL INVESTMENT STRATEGIES AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.


CORPORATE ISSUES
Corporate issues are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporate issues subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

FLOATERS
Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Floating Rate securities that are purchased for the Portfolio will have an effective duration of less than 180 days.

INVESTMENT GRADE DEBT SECURITIES
Investment grade securities are those securities that are rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation, or Fitch, or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Portfolio will only invest in securities rated in one of the top three rating categories. The Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding securities with one of the top three investment grade ratings.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES
Mortgage-backed debt securities are secured or backed by mortgages or other mortgage-related assets. Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolio will purchase only asset-backed securities that the Investment Adviser determines to be liquid. The Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards.

Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

An important feature of mortgage and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES
Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

YANKEE OBLIGATIONS
Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

ZERO COUPON DEBT SECURITIES
Zero coupon debt securities are bonds that pay no interest but are originally sold at an original issue discount. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

         THE PORTFOLIO MAY ALSO INVEST IN THE SECURITIES DEFINED BELOW IN ACCORDANCE WITH ITS ALLOWABLE INVESTMENTS AND ANY QUALITY OR POLICY CONSTRAINTS. ADDITIONAL INFORMATION REGARDING OTHER INVESTMENTS AND RISKS OF INVESTING IN THE PORTFOLIO IS LOCATED IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION.

BANK OBLIGATIONS
The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Portfolio.

The Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria. The Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

CERTIFICATES OF DEPOSIT
The Portfolio may invest in certificates of deposit of banks and savings and loan associations. Investing in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves some risks that are different from those associated with investing in certificates of deposit issued by U.S. banks. These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

EURODOLLAR BANK OBLIGATIONS
Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

MONEY MARKET INSTRUMENTS
Money market instruments include commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different from those of investments in obligations of domestic issuers.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments will be available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference, meaning it is legally considered a part of this Prospectus.

The Fund's SAI and other information are available, without charge, upon request by contacting Investors Bank & Trust Company at their toll free telephone number
(800) 247-0473.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.






Fund's Investment Company Act File number: 811-8323.

                       STATEMENT OF ADDITIONAL INFORMATION


                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)


                               SEIX CORE BOND FUND

                           SEIX INTERMEDIATE BOND FUND

                              SEIX HIGH YIELD FUND


                           SEIX LIMITED DURATION FUND



                              200 Clarendon Street
                                Boston, MA 02116
                                 (800) 247-0473



The Seix Core Bond Fund (the "Core Bond Fund"), the Seix Intermediate Bond Fund (the "Intermediate Bond Fund"), the Seix High Yield Fund (the "High Yield Fund") and the Seix Limited Duration Fund (the "Limited Duration Fund") are investment portfolios (each a "Portfolio" and collectively the "Portfolios") of Seix Funds, Inc., an open-end management investment company (the "Fund"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified investment portfolios and the High Yield Fund and the Limited Duration Fund are diversified investment portfolios. Shares of each of the Portfolios may be purchased through Quasar Distributors, LLC (the "Distributor").

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of the Fund dated March 1, 2002 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling Investors Bank and Trust Company (the "Administrator") at 800-247-0473. The annual report to shareholders dated October 31, 2001 is incorporated by reference herein.








 DISTRIBUTED BY:           QUASAR DISTRIBUTORS, LLC
                           615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202








             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002

                                TABLE OF CONTENTS


                                                             PAGE


MANAGEMENT OF THE FUND                                          3

INVESTMENT ADVISER AND ADVISORY AGREEMENTS                      5

CODE OF ETHICS                                                  7

ADMINISTRATOR                                                   7

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES             8

DISTRIBUTION OF FUND SHARES                                     9

SUPPLEMENTAL DESCRIPTION OF INVESTMENTS                        10

SUPPLEMENTAL DESCRIPTIONS OF RISKS                             17

INVESTMENT RESTRICTIONS                                        23

PORTFOLIO TURNOVER                                             24

PORTFOLIO TRANSACTIONS                                         24

TAX CONSIDERATIONS                                             25

SHAREHOLDER INFORMATION                                        27

SERVICE PROVIDERS                                              28

ORGANIZATION OF THE FUND AND DESCRIPTION OF CAPITAL STOCK      29

CALCULATION OF PERFORMANCE DATA                                29

FINANCIAL STATEMENTS                                           31

QUALITY RATING DESCRIPTIONS                                    32

                             MANAGEMENT OF THE FUND


BOARD OF DIRECTORS AND OFFICERS


The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, age, and principal occupations during the past five years and other principal business affiliations.



                            NUMBER OF PORTFOLIOS
                            IN FUND COMPLEX            POSITION(S) WITH FUND
                            OVERSEEN BY DIRECTOR       AND TERM OF               PRINCIPAL OCCUPATION AND OTHER
NAME, ADDRESS AND AGE       OR OFFICER                 OFFICE(2)                 DIRECTORSHIPS HELD
---------------------       ----------                 ---------                 ------------------
INTERESTED DIRECTORS

Christina Seix(1)                                      Director and              Seix Investment Advisors Inc., Chairman and Chief
300 Tice Blvd.              4                          Chairman since            Investment Officer (1992-Present). She is also a
Woodcliff Lake, NJ 07677                               September 1997            Director of Freddie Mac, a financial services
10/7/50                                                                          company.

John G. Talty(1)                                       Director and              Seix Investment Advisors Inc., Managing Director
300 Tice Blvd.                                         President since           (1993- Present) and President (1996-Present).
Woodcliff Lake, NJ 07677    4                          September 1997
9/20/58

DISINTERESTED DIRECTORS

C. Alan MacDonald                                      Director since            CAM Consultants,  (1992-Present); formerly
415 Round Hill Road         4                          March 2000                Stouffer/Nestle:  1955-1995;  President & CEO
Greenwich,CT  06831                                                              Nestle Foods (1983- 1991).  He is also a Director
5/19/33                                                                          of Lord Abbett & Co.

John E. Manley, Sr.                                    Director since            Retired; formerly Senior Vice President to Mutual
86505 Holmes                                           September 1997            of America (April 1985 - April of 1996); formerly
Chapel Hill, NC 27517       4                                                    Consultant to Mutual of America (April 1996 -
9/14/33                                                                          March 1997).


Mr. John O'Brien                                       Director since            Retired since 1992; formerly Vice President and
466 Fairfield Road                                     September 1997            General Counsel (1969-1987) and Vice Chairman
Wyckoff, New Jersey 07481   4                                                    (1987-1992) of MacKay-Shields Financial
6/22/31                                                                          Corporation, an investment management firm;
                                                                                 Managing Trustee, (1981-present) of The Gilbert
                                                                                 MacKay Foundation, a private charitable
                                                                                 foundation.

PRINCIPAL OFFICERS

Peter J. Bourke                                        Vice President since      Seix Investment Advisors Inc., Managing Director
300 Tice Blvd.              4                          September 1997            (1993-Present); Chief Operating Officer (1998-
Woodcliff Lake, NJ 07677                                                         Present).
6/5/51


                                   3





Jeffrey J. Gaboury                                     Treasurer since           Director, Mutual Fund Administration, Reporting
Investors Bank & Trust                                 September 2001            and Compliance, Investors Bank and Trust
Company                     4                                                    Company (since 1996); Formerly, Assistant
200 Clarendon Street                                                             Manager, Fund Compliance, Scudder, Stevens &
Boston, MA  02116                                                                Clark (1992-1996).
10/23/68

Stephen Harris                                         Assistant Treasurer       Manager, Mutual Fund Administration, Reporting
Investors Bank & Trust                                 since September 2001      and Compliance, Investors Bank & Trust
Company                     4                                                    Company (since 2000); Formerly, Client Treasury
200 Clarendon Street                                                             Manager of Mutual Fund Administration at PFPC
Boston, MA  02116                                                                (1998-2000); Fund Administrator at Chase Global
1/26/70                                                                          Fund Services Company (1996-1998).

Cynthia Surprise                                       Secretary since           Investors Bank & Trust Company, Director and
Investors Bank and Trust                               March 2000                Counsel (1999 - present); State Street Bank and
Company                     4                                                    Trust Company, Vice President, (1994-1999).
200 Clarendon Street
Boston, MA  02116
7/8/46

Sandra I. Madden                                       Assistant Secretary       Investors Bank & Trust Company, Associate
Investors Bank & Trust                                 since March 2000          Counsel, (1999 -present); Associate at Scudder
Company                     4                                                    Kemper Investments, Inc. (1996 - 1999).
200 Clarendon Street
Boston, MA  02116
8/29/66



(1) Ms. Seix and Mr. Talty are "interested persons" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of their employment with the Fund's Investment Adviser. Ms. Seix owns approximately 61% of the Investment Adviser and Mr. Talty owns approximately 12% of the Investment Adviser.

(2) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

As of December 31, 2001, none of the Directors of the Fund had beneficial ownerships with any Affiliates of the Fund.

SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2001

-------------------------------- ------------------------------------------- -------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH   SECURITIES IN THE PORTFOLIOS OF THE
NAME OF DIRECTOR                 PORTFOLIO OF THE FUND                       FUND
-------------------------------- ------------------------------------------- -------------------------------------
-------------------------------- ------------------------------------------- -------------------------------------
DISINTERESTED DIRECTORS
-------------------------------- ------------------------------------------- -------------------------------------

-------------------------------- ------------------------------------------- -------------------------------------
C. Alan MacDonald                None                                        Not Applicable
-------------------------------- ------------------------------------------- -------------------------------------
John E. Manley, Sr.              None                                        Not Applicable
-------------------------------- ------------------------------------------- -------------------------------------
John O'Brien                     None                                        Not Applicable
-------------------------------- ------------------------------------------- -------------------------------------

-------------------------------- ------------------------------------------- -------------------------------------
INTERESTED DIRECTORS
-------------------------------- ------------------------------------------- -------------------------------------

-------------------------------- ------------------------------------------- -------------------------------------
Christina Seix                   Seix High Yield Portfolio                   Over $100,000
-------------------------------- ------------------------------------------- -------------------------------------
John G. Talty                    None                                        Not Applicable
-------------------------------- ------------------------------------------- -------------------------------------

COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Funds. Currently, Messrs. C. Alan MacDonald, John E. Manley, Sr. and John O'Brien comprise the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Fund's accounting and financial reporting policies and practices, its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; ascertains the independence of the Fund's independent auditors; and acts as liaison between the Fund's independent auditors and the full Board of Directors. The Audit Committee met two times during the fiscal year ended October 31, 2001. The full Board met five times during the fiscal year ended October 31, 2001. Each Director attended all of the Board and Committee meetings of which he is a member.


No employee of the Investment Adviser nor the Distributor receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or the Distributor or any of their affiliates. Each Independent Director receives an annual retainer of $2,000 which is paid in quarterly installments, a fee of $1,000 for each board meeting attended and a fee of $1,000 for each committee meeting attended plus out of pocket expenses.


DIRECTOR'S COMPENSATION TABLE FOR SEIX FUNDS, INC.
FISCAL YEAR ENDED OCTOBER 31, 2001
                                                   PENSION OR           ESTIMATED
                     AGGREGATE COMPENSATION    RETIREMENT BENEFITS   ANNUAL BENEFITS   TOTAL COMPENSATION FROM FUND AND
DIRECTOR                  FROM THE FUND        ACCRUED AS PART OF    UPON RETIREMENT    FUND COMPLEX PAID TO DIRECTORS*
                       FUND EXPENSES

John E. Manley, Sr.          $12,858                   $0                   $0                      12,858
John R. O'Brien              $9,000                    $0                   $0                      $9,000
C. Alan MacDonald            $9,599                    $0                   $0                      $9,599


  * The Fund consists of the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund As of October 31, 2001, the Limited Duration Fund had not commenced operations.


By virtue of the responsibilities assumed by the Investment Adviser and the Distributor and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.


                   INVESTMENT ADVISER AND ADVISORY AGREEMENTS

Seix Investment Advisors Inc., established in 1992, is a registered investment adviser that specializes in professional fixed income management for institutions, corporations, public funds, endowments, foundations and hospitals. Christina Seix may be deemed a "controlling person" of the Investment Adviser on the basis of her ownership of the Investment Adviser's stock.

Pursuant to the terms of the advisory agreements between each Portfolio of the Fund and the Investment Adviser (the "Advisory Agreements"), the Investment Adviser, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of each Portfolio of the Fund, shall manage the investment and reinvestment of the assets of the Fund. In this regard, it is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the Fund's purchase and sales orders for investment securities.

Each Advisory Agreement shall remain in effect for two years following its date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of a Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreements are terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of a Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Advisory Agreements will terminate automatically in the event of their "assignment" (as defined in the 1940 Act).

The Disinterested Directors of the Board consider a number of factors when approving the investment advisory contracts at an annual meeting called specifically for that purpose. At the most recent meeting at which the current investment advisory contracts were approved, the Directors carefully considered the following items: (i) the compensation paid to the Investment Adviser by each Portfolio of the Fund, (ii) the fiduciary duty owed by the Investment Adviser to each Portfolio of the Fund with respect to such compensation, (iii) the services performed by the Investment Adviser and the Investment Adviser's expertise with respect to those services, and (iv) the Investment Adviser's profitability.


The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreements, including all executive salaries and expenses of the directors and officers of the Fund who are employees of the Investment Adviser or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus under "Risk/Return Summary: Fee Table," other expenses incurred in the operation of the Fund are borne by each Portfolio of the Fund, including, without limitation, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under Federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses.


As compensation for its services, the Investment Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Core Bond Fund and the Intermediate Bond Fund. The Investment Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the High Yield Fund and the Limited Duration Fund. The Investment Adviser may waive all or part of its fee from time to time in order to increase the net income available for distribution to shareholders of a Portfolio of the Fund. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser has voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the Core Bond Fund and the Intermediate Bond Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.45% and 0.80% respectively, of average daily net assets attributable to such class for an indefinite time period. The Investment Adviser has also voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the High Yield Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.55% and 0.90% respectively, of average daily net assets attributable to such class for an indefinite time period. The Investment Adviser has also voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the Limited Duration Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.20% and 0.45% respectively, of average daily net assets attributable to such class for an indefinite time period. Such waivers may be terminated at any time. As long as this temporary expense limitation continues, it may lower a Portfolio's expenses and increase its total return. In the event the Investment Adviser removes the expense cap, a Portfolio's expenses may increase and its total return may be reduced depending on the total assets of the Portfolio of the Fund.

For the fiscal year ended October 31, 1999, the Core Bond Fund incurred advisory fees of $119,906, of which $61,376 was waived by the Investment Adviser. For the fiscal year ended October 31, 2000, the Core Bond Fund incurred advisory fees of $140,794, of which $102,502 was waived by the Investment Adviser. For the fiscal year ended October 31, 2001, the Core Bond Fund incurred advisory fees of $140,709, of which $139,233 was waived by the Investment Adviser.

For the period beginning June 30, 1999 (commencement of operations) to October 31, 1999, the Intermediate Bond Fund incurred advisory fees of $9,241, all of which was waived by the Investment Adviser. For the fiscal year ended October 31, 2000, the Intermediate Bond Fund incurred advisory fees of $27,298, all of which was waived by the Investment Adviser. For the fiscal year ended October 31, 2001, the Intermediate Bond Fund incurred advisory fees of $43,124, all of which was waived by the Investment Adviser.

For the period beginning December 29, 2000 (commencement of operations) to October 31, 2001, the High Yield Fund incurred advisory fees of $7,857, all of which was waived by the Investment Adviser.

The Limited Duration Fund commenced operations on December 3, 2001 and did not incur any management fees for the fiscal year ended October 31, 2001.

                                 CODE OF ETHICS

Rule 17j-1 of the Investment Company Act of 1940, as amended, addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers to adopt a code of ethics and to report periodically to the board on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund and the Adviser adopted and agreed to be governed by a joint code of ethics (the "Code of Ethics") containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The Code of Ethics permits personal investing transactions of the Fund's and the Adviser's employees which avoid conflicts of interest with the Fund.

Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                                  ADMINISTRATOR


The administration agreement dated November 1, 1999 (the "Administration Agreement") between the Fund and Investors Bank and Trust Company, (the "Administrator"), will remain in effect until November 3, 2002. After the expiration date, the Administration Agreement shall automatically be renewed annually thereafter, and may be terminated thereafter, by either party on 120 days prior written notice. Upon termination of the Administration Agreement, the Fund shall pay to the Administrator such compensation as may be due under the terms of the Agreement on the date of such termination. The Administrator provides for, or assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Fund is subject to an administration fee of seven (7) basis points, which will be applied to all assets for which Investors Bank and Trust Company acts as Administrator. The Fund pays the Administrator a minimum annual fee of $50,000 for the first year of the Administration Agreement (11/1/99-10/31/00). In the third year of the relationship, the minimum for the four Portfolios will increase to $100,000. The Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. Prior to November 1, 1999, the administrator of the Fund was Investors Capital Services, Inc. The Fund paid Investors Capital Services, Inc. a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets.

For the fiscal year ended October 31, 1999, the Core Bond Fund incurred administration fees of $71,994, of which $63,610 was reimbursed by the Investment Adviser and the Administrator. For the fiscal year ended October 31, 2000, the Core Bond Fund incurred administration fees of $41,123, none of which was reimbursed by the Investment Adviser and the Administrator. For the fiscal year ended October 31, 2001, the Core Bond Fund incurred administration fees of $59,248, none of which was reimbursed by the Investment Adviser.

For the period beginning June 30, 1999 (commencement of operations) to October 31, 1999, the Intermediate Bond Fund incurred administration fees of $5,545, all of which was reimbursed by the Investment Adviser and the Administrator. For the fiscal year ended October 31, 2000, the Intermediate Bond Fund incurred administration fees of $9,432, all of which was reimbursed by the Investment Adviser. For the fiscal year ended October 31, 2001, the Intermediate Bond Fund incurred administration fees of $16,231, of which $10,333 was reimbursed by the Investment Adviser.

For the fiscal year ended October 31, 2001, the High Yield Fund incurred administration fees of $1,633, all of which was reimbursed by the Investment Adviser.

The Limited Duration Fund commenced operations on December 3, 2001 and did not incur any administration fees for the fiscal year ended October 31, 2001.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 1, 2002, the following shareholders owned more than 25% and were deemed to be "control persons" in either the Class I or the Class P shares of the Portfolios as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

           TITLE OF CLASS                        NAME AND ADDRESS OF             NATURE OF BENEFICIAL           PERCENT OF
                                                  BENEFICIAL OWNER                    OWNERSHIP                    FUND
           CORE BOND FUND                  American College of Cardiology          Direct Ownership               33.85%
Class I Shares of Common Stock $.001          9111 Old Georgetown Road
              per Share                          Bethesda, MD 20814

           CORE BOND FUND                    Salomon Smith Barney, Inc.            Direct Ownership                100%
Class P Shares of Common Stock $.001      333 West 34th Street - 3rd floor
              per Share                          New York, NY 10013

        LIMITED DURATION FUND                      Christina Seix                  Direct Ownership                100%
Class I Shares of Common Stock $.001               300 Tice Blvd.
              per Share                       Woodcliff Lake, NJ 07677

           HIGH YIELD FUND                          Wendel & Co.                   Direct Ownership               28.51%
Class I Shares of Common Stock $.001          C/o The Bank of New York
              per Share                          Wall Street Station
                                                 New York, NY 10286

           HIGH YIELD FUND                 The Seymour H. Knox Foundation          Direct Ownership               41.31%
   Class I Shares of Common Stock                  One HSBC Center
           $.001 PER SHARE                        Buffalo, NY 14203

           HIGH YIELD FUND                         UBS Painewebber                 Direct Ownership               39.653%
   Class P Shares of Common Stock                   P.O. Box 3321
           $.001 per Share                       Weehawken, NJ 07086

       INTERMEDIATE BOND FUND                NOITU Insurance Trust Fund            Direct Ownership               65.13%
Class I Shares of Common Stock $.001           148-06 Hillside Avenue
              per Share                           Jamaica, NY 11435

         As of February 1, 2002, the following persons held 5% or more of the outstanding shares of the Class I or the Class P shares of the Portfolios:

                                                 NAME AND ADDRESS OF             NATURE OF BENEFICIAL
            TITLE OF CLASS                         BENEFICIAL OWNER                    OWNERSHIP              PERCENT OF FUND
            CORE BOND FUND                           Wendel & Co.                  Direct Ownership                12.09%
 Class I Shares of Common Stock $.001          C/o the Bank of New York
              per Share                             P.O. Box 1066
                                                 Wall Street Station
                                                  New York, NY 10286

            CORE BOND FUND                    Mac & Co. (PPG Industries)           Direct Ownership                9.97%
 Class I Shares of Common Stock $.001         C/0 Mutual Fund Operations
              per Share                             P.O. Box 3198
                                              Pittsburgh, PA 15230-3198

           TITLE OF CLASS                        NAME AND ADDRESS OF             NATURE OF BENEFICIAL           PERCENT OF
                                                  BENEFICIAL OWNER                    OWNERSHIP                    FUND
            CORE BOND FUND                 Health Science Center Foundation        Direct Ownership                11.22%
 Class I Shares of Common Stock $.001           750 East Adams Street
              per Share                           Syracuse, NY 13210

            CORE BOND FUND                           Wendel & Co.                  Direct Ownership                12.09%
 Class I Shares of Common Stock $.001          C/o The Bank of New York
              per Share                          Wall Street Station
                                                  New York, NY 10286

            CORE BOND FUND                Regional Transportation Authority        Direct Ownership                23.97%
 Class I Shares of Common Stock $.001                Pension Plan
              per Share                             P.O. Box 1443
                                                Chicago, IL 60690-1443

        INTERMEDIATE BOND FUND                 NOITU Individual Account            Direct Ownership                18.72%
    Class I Shares of Common Stock              148-06 Hillside Avenue
           $.001 per Share                        Jamaica, NY 11435

        INTERMEDIATE BOND FUND                    NMU Pension Trust                Direct Ownership                16.14%
    Class I Shares of Common Stock               360 West 31st Street
           $.001 per Share                        New York, NY 10001

           HIGH YIELD FUND                          Christina Seix                 Direct Ownership                23.20%
    Class I Shares of Common Stock                  300 Tice Blvd.
           $.001 per Share                     Woodcliff Lake, NJ 07677

           HIGH YIELD FUND                       Richard Zichitella &              Direct Ownership                6.96%
    Class I Shares of Common Stock                  Nina McEachern
           $.001 per Share                       6005 Del Cerro Blvd.
                                                 San Diego, CA 92120

           HIGH YIELD FUND                         Lisa L. Juliano                 Direct Ownership                15.68%
    Class P Shares of Common Stock                755 Chestnut Road
           $.001 per Share                       Senickley, PA 15143


As of February 1, 2002, Directors and officers of the Fund collectively owned less than 1% of the Core Bond Fund and the Intermediate Bond Fund's outstanding shares. As of February 1, 2002, Christina Seix, President and Chairman of the Fund, owned 100% of the Limited Duration Fund and 23.20% of the High Yield Fund.


                           DISTRIBUTION OF FUND SHARES

Distribution Agreement. The distribution agreement (the "Distribution Agreement") among the Fund on behalf of its portfolios, the Administrator and Quasar Distributors, LLC, (the "Distributor") became effective October 1, 2001. The Distributor shall receive compensation in the amount of $25,000 per annum, to be paid no less frequently than monthly by the Administrator. In addition, the Distributor will be entitled to reimbursement of reasonable out-of-pocket expenses incurred (including but not limited to NASD filing fees incurred pursuant to the Distribution Agreement) within ten days of delivery of a valid invoice. Prior to Quasar Distributors, LLC, the distributor of the Fund was First Fund Distributors, Inc.

The Distribution Agreement will remain in effect for an initial two-year period. The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors or by a vote of a majority of the shares of the Fund; and (ii) by a majority of the Directors who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was approved by the Fund's Board of Directors on September 20, 2001 and became effective October 1, 2001.


Distribution Plan. Each Portfolio of the Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the investment company's board and approved by its shareholders. Under the Rule 12b-1 Plan, Class P shares of each Portfolio may make payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution and shareholder services assistance to the Class P shares. Substantially all such monies are paid to payees for their distribution assistance with any remaining amounts being used to partially defray other expenses incurred in distributing the Portfolio's Class P shares. The Rule 12b-1 Plan permits each Portfolio to pay up to 0.35% of the average daily net assets of its Class P shares for distribution and shareholder services provided by institutions that have agreements with the Fund to provide such services. Currently, the Board has limited payments to 0.25% of average daily net assets. Because these fees are paid out of each Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to the amounts required by the Rule 12b-1 Plan, the Investment Adviser may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Rule 12b-1 Plan will benefit the Class P shares of each Portfolio of the Fund and its shareholders. As of October 31, 2001, the Class P shares of each Portfolio of the Fund had not commenced operations.


Under the Rule 12b-1 Plan, the Fund's Treasurer reports quarterly to the Board of Directors regarding the amounts and purposes of assistance payments. During the continuance of the Rule 12b-1 Plan, the selection and nomination of the disinterested Directors are at the discretion of the disinterested Directors currently in office.

The holders of the Class P shares shall have the exclusive voting rights with respect to provisions of the Rule 12b-1 Plan and no voting rights with respect to the provisions of any Plan applicable to the Class I shares; and the holders of the Class I shares shall have exclusive voting rights with respect to the provisions of any Plan applicable to the Class I shares and no voting rights with respect to the provisions of any Plan applicable to the Class P shares.


                    SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS


INVESTMENT OBJECTIVES:

     CORE BOND FUND: The Portfolio's investment objective is to provide investors with a total return which consistently exceeds the total return of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index (LBA Benchmark).

     INTERMEDIATE BOND FUND: The Portfolio's investment objective is to provide investors with a total return which consistently exceeds the total return of the intermediate portion of the broad United States investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Corporate Index (LBI Benchmark).

     HIGH YIELD FUND: The Portfolio's investment objective is to provide investors with a high income and, secondarily, capital appreciation. The performance goal is to outperform the Merrill Lynch High Yield Index.


     LIMITED DURATION FUND: The Portfolio's investment objective is to provide investors with a high level of current income, while preserving liquidity and principal. The Portfolio's investment objective may be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES:


     CORE BOND FUND AND INTERMEDIATE BOND FUND: The Portfolios each seek to achieve their objective primarily through investment in various types of income producing debt securities including mortgage and asset-backed securities, United States Government and Agency Obligations, and corporate obligations. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated fixed income securities. This investment policy is not fundamental and should the Fund's Board decide to change this policy, shareholders will be provided at least 60 days notice. For the purposes of this Prospectus, the term bond includes all fixed income securities such as government issues, corporate issues, mortgage-backed securities and asset-backed securities.

     HIGH YIELD FUND: The Portfolio seeks to achieve its objective primarily through investment in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of net assets will be invested in the broad universe of available United States dollar denominated high yield corporate securities. This investment policy is not fundamental and should the Fund's Board decide to change this policy, shareholders will be provided at least 60 days notice. Although the Portfolio seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Portfolio may invest up to 20% of its net assets in investment grade securities.

     LIMITED DURATION FUND: The Portfolio seeks to achieve its objective primarily through investments in U.S. dollar-denominated fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio is not a money market fund and does not seek to maintain a constant $1.00 per share net asset value.


DURATION/MATURITY:

     CORE BOND FUND: The Portfolio will be managed with a duration that is close to the duration of the LBA Benchmark, which is generally between four to five years.

     INTERMEDIATE BOND FUND: The Portfolio will maintain an average-weighted portfolio maturity of three to ten years. It will be managed with a duration that is close to the duration of the LBI Benchmark, which is generally between three to four years.

     HIGH YIELD FUND: The Portfolio will be managed with a duration that is close to the duration of the Merrill Lynch High Yield Index, which is generally between three to six years.


     LIMITED DURATION FUND: The Portfolio will be managed such that all securities held in the Portfolio have interest rate durations of less than 180 days.


PORTFOLIO CONSTRUCTION:

     CORE BOND FUND AND INTERMEDIATE BOND FUND: The Portfolios' construction is generally determined through a research driven process designed to identify value areas within the fixed income market. Each Portfolio will typically maintain an over-weighting in obligations of domestic corporations and an under-weighting of United States Treasury securities.


     HIGH YIELD FUND: The portfolio managers will emphasize securities which are within the targeted segment of the high yield market (BB/B). The Portfolio generally will focus on investments which the Investment Adviser perceives as meeting the following criteria:

     o    industries that have strong fundamentals
     o companies that have good business prospects and increasing credit strength
     o companies that have stable or growing cash flows and effective management


     LIMITED DURATION FUND: The portfolio managers will emphasize securities that are within the targeted segment of the U.S. dollar-denominated, fixed-income securities markets. The Investment Adviser generally will focus on investments that it perceives as meeting the following criteria:

     o    companies that have good business prospects and credit strength

     o    companies that have stable cash flows and effective management


CREDIT QUALITY:

     CORE BOND FUND AND INTERMEDIATE BOND FUND: The Portfolios may only invest in investment grade securities, which are those securities rated by one or more nationally recognized statistical rating organizations (NRSROs) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), or Fitch Investors Service, Inc. (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). The Intermediate Bond Fund will not, at the time of purchase, invest more than 15% of its net assets in securities rated BBB by Standard & Poor's, or Fitch or Baa by Moody's.

     HIGH YIELD FUND: The Portfolio normally invests at least 80% of net assets in U.S. high yield bonds (commonly known as junk bonds), which are those securities rated below the fourth credit grade (i.e., below BBB by Standard & Poor's Corporation (S&P) and below Baa by Moody's Investors Service, Inc. (Moody's)). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards.


     LIMITED DURATION FUND: The Portfolio invests in securities rated A- or A3 or better by a nationally recognized statistical rating organization ("NRSRO"). If the security is unrated, it must meet, in the judgment of the Investment Adviser, comparable credit quality standards. The Portfolio will maintain an average credit quality of AA or Aa.


PRINCIPAL INVESTMENTS:

     CORE BOND FUND AND INTERMEDIATE BOND FUND: The Portfolios will principally invest in the following securities: obligations issued or guaranteed by the United States Government, obligations of domestic corporations or other entities, obligations of domestic banks, mortgage and asset-backed securities, obligations backed by the full faith and credit of the United States, and obligations issued or guaranteed by United States Government Agencies, Government-Sponsored Enterprises (GSE's) or instrumentalities where each Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.

     HIGH YIELD FUND: Under normal circumstances, the Portfolio will invest at least 80% of its net assets in high yield debt obligations of domestic corporations or other entities. The Portfolio may invest up to 20% of its net assets in non-high yield securities such as investment grade bonds, obligations issued or guaranteed by the United States Government, obligations of domestic banks, obligations backed by the full faith and credit of the United States, obligations issued or guaranteed by United States Government Agencies, and Government-Sponsored Enterprises (GSE's), Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS) or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment.

     The High Yield Portfolio may take a temporary defensive position that departs from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Portfolio may not be actively pursuing its investment goals or achieving its investment objectives and may have up to 100% of its assets in U.S. Treasuries, United States Government Agencies, investment grade securities or cash.


     LIMITED DURATION FUND: The Portfolio will invest in obligations issued or guaranteed by the U.S. Government, obligations of domestic banks, obligations backed by the full faith and credit of the U.S., obligations issued or guaranteed by U.S. Government Agencies and government-sponsored enterprises (GSE's), corporate obligations, asset-backed securities (ABS), mortgage-backed securities (MBS) and yankee obligations.


BANK OBLIGATIONS

Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). A Portfolio will not concentrate more than 25% of its total assets in domestic bank obligations. Domestic bank obligations include instruments that are issued by United States (domestic) banks; United States branches of foreign banks, if such branches are subject to the same regulations as United States banks; and foreign branches of United States banks, if the Investment Adviser determines that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the United States parent bank, in that the United States parent bank would be unconditionally liable in the event that the foreign branch fails to pay on its instruments. Bank obligations entail varying amounts of interest rate and credit risk, with the lowest-rated and longest-dated bank obligations entailing the greatest risk of loss to the Fund.

Each Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria. Each Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

CMOS--COLLATERALIZED MORTGAGE OBLIGATIONS


Each Portfolio, with the exception of the Limited Duration Fund, may purchase collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.


CONVERTIBLES

The High Yield Fund may invest in securities with equity conversion features. While it will not generally be the policy of the Fund to invest in convertible securities, the presence of a conversion feature would not rule out their use in the Fund. So-called "busted convertibles," where no equity conversion premium exists could be an appropriate Fund investment.

CORPORATE ISSUES

Each Portfolio may invest in corporate issues, which are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Portfolio will buy corporate issues subject to any quality constraints. If a security held by a Portfolio is downgraded, the Portfolio may retain the security if the Investment Adviser deems retention of the security to be in the best interests of the Portfolio.

DERIVATIVES

The High Yield Fund may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level or risk, or change the character of the risk, of its portfolio by making investments in specific securities.

EURODOLLAR AND YANKEE OBLIGATIONS


Each Portfolio, with the exception of the High Yield Fund, may invest in Eurodollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Each Portfolio may invest in Yankee obligations. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign corporations. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


FLOATERS

Each Portfolio may invest in Floaters. Floaters--Floating and Variable Rate Obligations -- are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may purchase U.S. dollar denominated debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies, and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

HIGH YIELD SECURITIES

The High Yield Fund may invest in below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality (commonly referred to as "junk bonds"), which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater potential price volatility and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks.

Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress, which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in the Fund's Portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a Portfolio security be downgraded after being purchased by the Portfolio, the Adviser will determine whether it is in the best interests of the Fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation, which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Special tax considerations are associated with investing in high yield securities structured or zero coupon or pay-in-kind securities. The Portfolio reports the interest on these securities or income even though it receives cash interest until the security's maturity or payment date.

INVESTMENT GRADE DEBT SECURITIES

Each Portfolio may invest in investment grade securities that are those rated by one or more NRSROs in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's), or Fitch Investors Service, Inc. (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. The Intermediate Bond Fund will not, at the time of purchase, invest more than 15% of its net assets in securities rated BBB by Standard & Poor's, or Fitch or Baa by Moody's. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Investment Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the Portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Investment Adviser to be investment grade quality. The Investment Adviser may retain securities if their ratings fall below investment grade if it deems retention of the security to be in the best interests of the Portfolio. A Portfolio may hold unrated securities if the Investment Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

INVESTMENT FUNDS

The High Yield Fund is permitted to invest in investment funds and will make such investments only where appropriate given that the Portfolios' shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Portfolio.

MORTGAGE-BACKED SECURITIES AND ASSET-BACKED DEBT SECURITIES

Each Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Other asset-backed securities are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and are issued by such institutions as finance companies, finance subsidiaries of industrial companies, and investment banks. The Portfolios will purchase only asset-backed securities that the Investment Adviser determines to be liquid. Each Portfolio will not purchase mortgage-backed or asset-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage and asset-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. If an asset-backed security is purchased at a premium to par, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. It should also be noted that these securities may not have any security interest in the underlying assets, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL DEBT SECURITIES

The Core Bond Fund and the Intermediate Bond Fund may, from time to time, purchase municipal debt securities when, in the Investment Adviser's opinion, such instruments will provide a greater return than taxable instruments of comparable quality. It is not anticipated that such securities will ever represent a significant portion of a Portfolio's assets. Fund distributions that are derived from interest on municipal debt securities will be taxable to shareholders in the same manner as distributions derived from taxable debt securities.

Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations can have floating, variable or fixed rates. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit the Fund to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets the Fund's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

PIK BONDS

The High Yield Fund may invest in PIK (Payment-in-Kind) Securities. These securities effect coupon payments through the issuance of an additional incremental par amount of securities in lieu of cash. It is not anticipated that the Fund will hold significant amounts of these issues.

PREFERRED STOCK


Each Portfolio, with the exception of the Limited Duration Fund, may invest in preferred stock, which is non-voting ownership shares in a corporation, which pay a fixed or variable stream of dividends.


REPURCHASE AGREEMENTS

Each Portfolio may purchase Repurchase Agreements. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. The Investment Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price and that transactions are only entered into with approved counterparties.

Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase.

In addition, repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. The Investment Adviser expects that such repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase agreements may involve additional risks.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES

Each Portfolio may invest in U.S. Treasury and U.S. Government Agency Securities. U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

VARIABLE AMOUNT MASTER DEMAND NOTES

The High Yield Fund may purchase variable amount master demand notes, which are unsecured instruments. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Portfolios might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. These notes are direct lending arrangements between lenders and borrowers, and are generally not transferable, nor are they ordinarily rated by either Moody's, Standard & Poor's or Fitch.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

Each Portfolio, with the exception of the Limited Duration Fund, may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take more than a month after the date of the purchase commitment, but will take place no more than 120 days after the trade date. No income accrues prior to delivery on securities that have been purchased pursuant to a forward commitment or on a when-issued basis. However, interest is generated on the short-term investments that are segregated for the settlement of these securities. At the time a Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established in the Portfolio and maintained in the Portfolio and will be marked to market daily. A short-term investment in this segregated account may not have a duration that exceeds 180 days. Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure. They are subject to segregation requirements; however, when a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.


ZERO COUPON DEBT SECURITIES

Each Portfolio may invest in zero coupon debt securities (bonds that pay no interest but are originally sold at an original issue discount). Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (the "coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, in their opinion, purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, the Fund can be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.


                SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH
            THE FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus. Additional information concerning risks associated with certain of a Portfolio's investments is set forth below. There can be no assurance that the Portfolios will achieve its investment objectives.


Eurodollar and Yankee Obligations. Each Portfolio may invest in Yankee obligations; and each Portfolio, with the exception of the High Yield Fund, may invest in Eurodollar obligations. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Futures contracts. The Portfolios, with the exception of the Limited Duration Fund, may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government Securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills.


A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, a Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities in the portfolio would decline, but the value of the futures contracts to a Portfolio would increase at approximately the same rate, thereby keeping the net asset value of a Portfolio from declining as much as it otherwise would have.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, a Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day the portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to (1) investors' obligations to meet additional variation margin requirements, (2) decisions to make or take delivery, rather than entering into offsetting transactions and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser may still not result in a successful transaction.

Although the Investment Adviser believes that use of such contracts and options thereon will benefit a Portfolio, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio had hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, a Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if a Portfolio has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Consequently, a Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract to do so at a satisfactory price, a Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Portfolio has sold and is unable to close out, a Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Illiquid and Restricted Securities. Under the 1940 Act, each Portfolio may invest up to 15% of the value of its net assets in illiquid assets. Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by a Portfolio within seven days of the date a decision to sell them is made. Securities treated as illiquid assets include: over-the-counter options; repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days; loan participations; securities without readily available market quotations, including interests in private commingled investment vehicles in which a Portfolio might invest; and certain restricted securities. Restricted securities, including private placements, are generally subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers."

The Investment Adviser may determine certain restricted securities (including but not limited to Rule 144A and Section 4(2) commercial paper) to be liquid under guidelines established by the Fund's Board of Directors. Due to the absence of an organized market for such securities, interim valuations of the market value of illiquid securities used in calculating a Portfolio's net asset value for purchases and redemptions can diverge substantially from their true value, notwithstanding the application of appraisal methods deemed appropriate and prudent by the Fund's Board and the Fund's independent accountants. Due to possible restrictions on the transferability of illiquid securities, forced liquidation of such securities to meet redemption requests could produce large losses. Although, the 1940 Act permits a Portfolio to invest up to 15% of its net assets in these securities; the Investment Adviser does not anticipate investing over 5% of a Portfolio's assets in these securities.

Mortgage and Other Asset-Backed Securities. The Portfolios may invest in mortgage-backed and asset-backed securities. Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Some forms of asset-backed securities are relatively new forms of investments. Although a Portfolio will only invest in asset-backed securities that the Investment Adviser believes are liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.


Options on Foreign Currencies. The Portfolios, with the exception of the Limited Duration Fund, may purchase and sell (or write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.


As in the case of other types of options, the benefit to a Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolios may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and a Portfolio would be required to purchase or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.


Options on Futures Contracts. The Portfolios, with the exception of the Limited Duration Fund, may invest in Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.


The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, a Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in the Investment Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.


Options on Securities. The Portfolios, with the exception of the Limited Duration Fund, may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, at a future date to sell the security to its counterparty at a predetermined price. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase at a future date the security underlying the option at a predetermined price.


A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio or securities it intends to purchase. If a Portfolio purchased a put option and the value of the security in fact declined below the strike price of the option, a Portfolio would have the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction), and consequently would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to a Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security fell instead of rose, a Portfolio would have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options reflect the change in price of a group of securities rather than an individual security and the exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

Transactions by a Portfolio in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

Considerations Concerning Options. The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right, for a specified period of time, to purchase the securities or currency subject to the option at a specified price (the "exercise price"). By writing a call option, the writer becomes obligated during the term of the option, upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of a put option is obligated during the term of the option, upon exercise of the option, to purchase securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.


A Portfolio, with the exception of the Limited Duration Fund, may purchase and sell both exchange-traded and Over-the-Counter ("OTC") options. Currently, although many options on equity securities and options on currencies are exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


An exchange-traded option position may be closed out only where there exists a secondary market for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading, in which case it might not be possible to effect closing transactions in particular options a Portfolio has purchased with the result that a Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market in an option a Portfolio has written, it will not be able to sell the underlying security or currency until the option expires or deliver the underlying security or currency upon exercise or otherwise cover its position.

Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when a Portfolio purchases OTC options, it relies on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by a Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser will only purchase options from dealers determined by the Investment Adviser to be creditworthy.

Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which a Portfolio originally wrote the OTC option. Although a Portfolio will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with a Portfolio, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until a Portfolio is able to effect a closing purchase transaction in a covered OTC call option a Portfolio has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, a Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to a Portfolio. For example, since a Portfolio must maintain a covered position with respect to any call option on a security it writes, a Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair a Portfolio's ability to sell a Portfolio security at a time when such a sale might be advantageous.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, a Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur or if it does not exceed the amount of the premium and related transaction costs, a Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit a Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives a Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits a Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or a Portfolio's securities should increase, however, the profit that a Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things, the current market price of the underlying currency or security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying currency or security and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio that expire unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by a Portfolio is in-the-money prior to its expiration date, unless a Portfolio exercises the option or enters into a closing transaction with respect to that position, a Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options market may result in higher portfolio turnover rates and additional brokerage costs. Nevertheless, a Portfolio may also save on commissions and transaction costs by hedging through such activities rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

Repurchase Agreements. Each Portfolio may invest in Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While a Portfolio's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio of the Fund's assets and its activities. These investment restrictions apply as indicated to each Portfolio of the Fund.

These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of such Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

As a fundamental investment policy each Portfolio may not:

(1)  borrow money, including entering into reverse repurchase agreements;

(2)  make loans except that it may enter into repurchase agreements;

(3)  issue senior securities;

(4) purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(5)  underwrite securities of other issuers;

(6)  invest in companies for the purpose of exercising control or management;

(7) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);

(8) purchase or sell physical commodities or related commodity contracts; invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for tax-exempt obligations issued or guaranteed by the U.S. government, its agencies, GSE's, instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund. In the case of Asset-Backed Securities, the industry will be defined by the underlying assets in each trust. (For example, credit card receivables and auto loans would each be considered separate industries); and

(9) invest the cash securing a forward commitment in mortgage-backed securities in investments that have a duration exceeding 180 days

Each Portfolio's investment policies (other than the investment objectives of the Core Bond Fund, the Intermediate Bond Fund and the High Yield Fund) are non-fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders.

The Portfolios have the following non-fundamental investment policies:

(1) it will not invest in the securities of any company which has a primary line of business in the manufacture and sale of tobacco products;

(2) the Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward TBA mortgage commitments; and

(3) the Intermediate Bond Fund will not, at the time of purchase, invest more than 15% of its net assets in securities rated BBB by Standard & Poor's, or Fitch or Baa by Moody's.


Whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with such Portfolio's investment policies and limitations.

Illiquid Securities. The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which it generally will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by a Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by a Portfolio and margin deposits on a Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable. This policy as to OTC options is not a fundamental policy of the Portfolios and may be amended by the Directors of the Fund without the approval of Portfolio shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                               PORTFOLIO TURNOVER


Each Portfolio of the Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. The portfolio turnover rate of the Core Bond Fund for the fiscal years ended October 31, 2000 and 2001 were 522% and 492%, respectively. The portfolio turnover rate of the Intermediate Bond Fund for the fiscal years ended October 31, 2000 and 2001 were 342% and 431%, respectively. For the period December 29, 2000 (commencement of operations) to October 31, 2001, the portfolio turnover rate for the High Yield Fund was 466%. Since the Limited Duration Fund had not commenced operations as of October 31, 2001, its portfolio turnover rate has not been calculated and therefore is not provided. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Adviser, investment considerations warrant such actions. High portfolio turnover rates generally involve correspondingly greater transactions costs. Further, high turnover rates generate higher short-term capital gains. For a more detailed description of short-term capital gain treatment, please refer to the section entitled "Tax Considerations."



                             PORTFOLIO TRANSACTIONS

The debt securities in which each Portfolio of the Fund invests are traded primarily in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Each Portfolio of the Fund may enter into financial futures and options contracts, which normally involve brokerage commissions.

The cost of executing transactions will consist primarily of dealer spreads. The spread is not included in the expenses of a Portfolio of the Fund and therefore is not subject to the expense cap described above under "Investment Adviser and Advisory Agreement"; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Fund. However, the Investment Adviser will buy one asset and sell another only if the Investment Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on a Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities.


For the fiscal year ended October 31, 1999 the amount of brokerage commissions paid by the Core Bond Fund was $0. For the fiscal year ended October 31, 2000, the amount of brokerage commissions paid by the Core Bond Fund was $0. For the fiscal year ended October 31, 2001, the amount of brokerage commissions paid by the Core Bond Fund was $0.


For the period June 30, 1999 (commencement of operations) to October 31, 1999, the amount of brokerage commissions paid by the Intermediate Bond Fund was $0. For the fiscal year ended October 31, 2000, the amount of brokerage commissions paid by the Intermediate Bond Fund was $0. For the fiscal year ended October 31, 2001, the amount of brokerage commissions paid by the Intermediate Bond Fund was $0.

For the period December 29, 2000 (commencement of operations) to October 31, 2001, the amount of brokerage commissions paid by the High Yield Fund was $0.

Since the Limited Duration Fund had not commenced operations as of October 31, 2001, its brokerage commissions are not provided.




                               TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Portfolios have qualified, and intend to continue to qualify, to be treated as a regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order for a Portfolio to qualify as a RIC it must, among other things:


a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");

b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:

     i) at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and

     ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and

c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).

The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of:

a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;

b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains each year. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

DISTRIBUTIONS

The dividends and distributions of investment income and capital gains with respect to the Class I shares and the Class P shares, respectively, shall be in such amount as may be declared from time to time by the Board of Directors, and such dividends and distributions may vary as between the Class I shares and the Class P shares to reflect differing allocations of the expenses of the Corporation between the holders of the Class I shares and the holders of the Class P shares to such extent and for such purposes as the Board of Directors may deem appropriate. Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and they reinvested such amounts in Portfolio shares--even though no cash distributions have been made to shareholders. The distribution of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. Each Portfolio's distribution of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the
Portfolio:

a.   declares it during October, November or December, and

b.   the distribution has a record date in such a month, and

c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a calendar year in January of the following calendar year.

SALE OF SHARES

Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete liquidation of a Portfolio, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of Fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

ZERO COUPON SECURITIES

A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

BACKUP WITHHOLDING


A Portfolio may be required to withhold U.S. Federal income tax at the rate of 30% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 30% rate applies to shareholders receiving redemption payments who:


a. fail to provide the Portfolio with their correct taxpayer identification number,

b.   fail to make required certifications or,

c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

FOREIGN SHAREHOLDERS

A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business carried on by the shareholders.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income, including net short-term capital gains, will be subject to a U.S. tax of 30% (or lower treaty rate).

If a foreign shareholder's Portfolio income is effectively connected with a U.S. trade or business, then:

a.   distributions of investment company taxable income,

b.   capital gain dividends, and

c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

OTHER TAXES

A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                             SHAREHOLDER INFORMATION

PURCHASE OF SHARES


The Fund does not impose a sales charge. The minimum initial investment in the Class I shares and the Class P shares of the Fund is $1,000,000 and $1,000, respectively. The minimum investment may be waived at any time the discretion of the Investment Adviser. Additional purchases may be of any amount.

Investors may purchase shares of the Portfolio Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston (a "Business Day"). At the present time, these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. The Portfolio's shares are offered at a public offering price equal to the net asset value next determined after receipt of a purchase order.

Certificates representing shares of each Portfolio of the Fund will not be issued to shareholders. Investors Bank & Trust Company, the Fund's transfer agent (the "Transfer Agent"), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of a Portfolio's distributions.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). Neither the Fund, the Administrator, nor the Transfer Agent will be responsible for the validity of written or telephonic requests.

METHODS FOR PURCHASING SHARES

DIRECTLY FROM THE FUND. In order to purchase Class I shares on a particular Business Day, a purchaser must submit a completed Account Application Form (and other required documents) and call the Transfer Agent at (800) 247-0473 prior to the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) to inform the Fund of the incoming wire transfer). Class P shares may only be purchased through securities firms that have been authorized to accept purchase and sale orders of the Portfolio.

THROUGH AN AUTHORIZED SECURITIES FIRM. An investor may also buy shares through securities firms that have been authorized to accept purchases and sales orders of the Portfolio. Class P shares may only be purchased through authorized securities firms. If an investor purchases shares of the Portfolio in this manner, the securities firm may charge the investor a fee for its services in addition to the fees charged by the Fund.

REDEMPTION OF SHARES

The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on any Business Day, the redemption will be effective on that Business Day. If such notice of redemption is received by the Transfer Agent after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), the redemption shall be effective on the following Business Day. Payment will ordinarily be made by wire on the next Business Day, but within no more than seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

METHODS FOR REDEEMING SHARES

THROUGH AN AUTHORIZED SECURITIES FIRM. Class I or Class P shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares.

THROUGH THE TRANSFER AGENT. A Class I shareholder may make a redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund and the Transfer Agent may employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of the Portfolios for any period during which the NYSE, the Investment Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.


DETERMINATION OF NET ASSET VALUE

The net asset value per share of a Portfolio is calculated by the Fund's Accounting Agent as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day. The net asset value per share of each class of the Portfolios is computed by dividing the sum of the value of the securities held by the Portfolios plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including any accrued expenses that are specific to that class) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.


The net asset value of Class I shares and the net asset value of Class P shares shall be separately computed, and may vary from one another, in order to reflect any differences in the undistributed investment income or capital gains allocated to each such class, or in the capital account of each such class, resulting from differing allocations of the expenses of the Corporation between the holders of the Class I shares and the holders of the Class P shares.


The following methods are used to calculate the value of a Portfolio's assets:
(1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; and (3) the value of other assets will be determined in good faith by the Investment Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The procedures establish guidelines for the Board of Directors to follow in pricing securities in the Portfolios for which market quotations are not readily available. These securities will be priced by the Fund's Pricing Committee and then reported to the Board of Directors seeking ratification of the price by the Board at its next quarterly meeting.



                                SERVICE PROVIDERS


CUSTODIAN AND ACCOUNTING AGENT
Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02116, is Custodian and Accounting Agent for the Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

LEGAL COUNSEL
Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is legal counsel for the Fund.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent auditor for the Fund's 2001 fiscal year end.




            ORGANIZATION OF THE FUND AND DESCRIPTION OF CAPITAL STOCK


The Fund was incorporated on August 4, 1997 as a Maryland corporation and is authorized to issue 2,500,000,000 shares of Common Stock, $0.001 par value. The Fund consists of four portfolios: the Seix Core Bond Fund, the Seix Intermediate Bond Fund, the Seix Limited Duration Fund and the Seix High Yield Fund. For the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund 350,000,000 shares are authorized as Class I shares and 150,000,000 shares are authorized as Class P shares. On June 10, 1999, the Board of Directors changed the name of the SAMCO Fixed Income Fund to the SAMCO Aggregate Fixed Income Fund and the name of the Fund from "SAMCO Fund, Inc." to "SAMCO Funds, Inc." On August 22, 2001, the Board of Directors changed the name of the Fund to "Seix Funds, Inc."; the names of the SAMCO Aggregate Fixed Income Fund, the SAMCO Intermediate Fixed Income Fund and the SAMCO High Yield Fund to the Seix Aggregate Fixed Income Fund, the Seix Intermediate Fixed Income Fund and the Seix High Yield Fund, respectively; and the names of the Class A shares and the Class B shares of the Fund to the Class I shares and the Class P shares, respectively. On December 12, 2001, the Board of Directors changed the names of the Seix Aggregate Fixed Income Fund and the Seix Intermediate Fixed Income Fund to the Seix Core Bond Fund and the Seix Intermediate Bond Fund, respectively.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-laws.

The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of portfolios with different investment objectives, policies and restrictions. Any issuance of shares of another series would be governed by the 1940 Act and Maryland law.


Each Portfolio currently offers two classes of shares, which may have different operating and other expenses. For more information about other classes of the Portfolios' shares, investors should contact the Administrator at the phone number set forth on the cover of this Statement of Additional Information.

                         CALCULATION OF PERFORMANCE DATA


Each Portfolio may, from time to time, include the yield and total return in reports to shareholders or prospective investors. Quotations of yield for a Portfolio will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:


                            YIELD = 2[( a - b + 1)6 - 1]
                                        -----
                                         cd

Where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Shares of the Fund outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.



Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)^n = ERV

Where      P =      a hypothetical initial payment of $1,000,
           T =      the average annual total return,
           n =      the number of years, and
           ERV =    the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

          All total return figures assume that all dividends are reinvested when paid.


AVERAGE ANNUAL TOTAL RETURNS OF CLASS I SHARES FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SINCE INCEPTION ARE AS FOLLOWS:

FUND NAME                             1 YEAR          SINCE INCEPTION*
---------                             ------          ----------------
Core Bond Fund - I Shares             13.82%               7.23%
Intermediate Bond Fund - I Shares     12.87%               8.95%
High Yield Fund - I Shares             N/A                10.14%

*The Core Bond Fund commenced operations on December 30, 1997. The Intermediate Bond Fund commenced operations on June 30, 1999. The High Yield Fund commenced operations on December 29, 2000. As of October 31, 2001 the Limited Duration Fund and the Class P shares of each Portfolio had not commenced operations and therefore performance information is not available.

Each of the Portfolios may, from time to time, include "total return" (after taxes on distributions) in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio of the Fund over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the SEC:

                                  P(1+T)^n =ATVD

Where:

         P=     a hypothetical initial payment of $1,000,
         T=     average annual total return (after taxes on distributions),
         n=     number of years
         ATVD=  ending value of a hypothetical $1,000 payment made at the beginning of the periods at the end of the periods, after taxes on fund distributions but not after taxes on redemptions


All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.

AVERAGE ANNUAL TOTAL RETURNS OF CLASS I SHARES (AFTER TAXES ON DISTRIBUTIONS) FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SINCE INCEPTION ARE AS FOLLOWS:

FUND NAME                                1 YEAR           SINCE INCEPTION*
---------                                ------           ----------------
Core Bond Fund - I Shares                11.16%                4.69%
Intermediate Bond Fund - I Shares        10.43%                6.44%
High Yield Fund - I Shares                N/A                  7.70%

*The Core Bond Fund commenced operations on December 30, 1997. The Intermediate Bond Fund commenced operations on June 30, 1999. The High Yield Fund commenced operations on December 29, 2000. As of October 31, 2001 the Limited Duration Fund and the Class P shares of each Portfolio had not commenced operations and therefore performance information is not available.


Each of the Portfolios may, from time to time, include "total return" (after taxes on distributions and redemption) in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return (after taxes on distributions and redemption) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio of the Fund over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1+T)^n =ATVDR

Where:

         P=      a hypothetical initial payment of $1,000,
         T=      average annual total return (after taxes on distributions and redemption),
         n=      number of years
         ATVDR=  ending value of a  hypothetical  $1,000  payment made at the beginning of the periods at the end of the periods, after taxes on fund distributions and redemption


All total return figures assume that all dividends, less the taxes due on such dividends, are reinvested when paid.

AVERAGE ANNUAL TOTAL RETURNS OF CLASS I SHARES (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001 AND SINCE INCEPTION ARE AS FOLLOWS:

FUND NAME                               1 YEAR         SINCE INCEPTION*
---------                               ------         ----------------
Core Bond Fund - I Shares               8.31%               4.49%
Intermediate Bond Fund - I Shares       7.75%               5.89%
High Yield Fund - I Shares               N/A                6.14%

*The Core Bond Fund commenced operations on December 30, 1997. The Intermediate Bond Fund commenced operations on June 30, 1999. The High Yield Fund commenced operations on December 29, 2000. As of October 31, 2001 the Limited Duration Fund and the Class P shares of each Portfolio had not commenced operations and therefore performance information is not available.



                              FINANCIAL STATEMENTS


The Fund's audited Financial Statements, including the Financial Highlights, for the period ended October 31, 2001 appearing in the Annual Report to Shareholders and the report thereon of Deloitte & Touche LLP, independent auditors, appearing therein are hereby incorporated by reference in this Statement of Additional Information. Financial Statements for years prior to the year 2000 were audited by other auditors. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

                           QUALITY RATING DESCRIPTIONS


DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's") and Moody's Investors Service ("Moody's"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

STANDARD & POORS CORPORATION

AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1", "SP-2", and "SP-3". The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

NON-INVESTMENT GRADE - MAY BE SPECULATIVE IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.

These ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency.

BB                                                                       LC-BB
While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B                                                                        LC-B
Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC                                                                       LC-CCC
Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC                                                                       LC-CC
CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D                                                                        LC-D
Default

MOODY'S INVESTORS SERVICE, INC.

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS.

        EXHIBIT
        NUMBER                         DESCRIPTION
        ------                         -----------

         a(1) -- Registrant's Articles of Incorporation (previously filed in the Registrant's Registration Statement on August 4, 1997) are incorporated herein by reference.

         a(2)  -- Articles Supplementary to the Articles of Incorporation
                  (previously filed in the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on December 28, 1999) are incorporated herein by reference.

         a(3)  -- Articles Supplementary to the Articles of Incorporation
                  (previously filed in the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on December 28, 1999) are incorporated herein by reference.

         a(4)  -- Articles Supplementary to the Articles of Incorporation
                  (previously filed in the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on February 28, 2001) are incorporated herein by reference.

         a(5)  -- Articles of Amendment to the Articles of Incorporation
                  (previously filed in the Registrant's Post-Effective Amendment No. 11 to the Registration Statement on September 14, 2001) are incorporated herein by reference.

         a(6) -- Articles Supplementary to the Articles of Incorporation on behalf of the Short-Term Plus Fund (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) are incorporated herein by reference.

         a(7) -- Articles of Amendment to the Articles of Incorporation on behalf of the Limited Duration Fund (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) are incorporated herein by reference.

         a(8) -- Articles of Amendment to the Articles of Incorporation on behalf of the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund are filed herein.

         b(1)  -- By-Laws (previously filed in the Registrant's Registration
                  Statement on August 4, 1997) are incorporated herein by reference.

         c     -- None.

         d(1) -- Advisory Agreement between the Registrant, on behalf of SAMCO Fixed Income Portfolio and Seix Investment Advisors Inc. (previously filed in the Registrant's Post-Effective Amendment No.6 to the Registration Statement on December 28, 1999) is incorporated herein by reference.

         d(2) -- Advisory Agreement between the Registrant, on behalf of SAMCO Intermediate Fixed Income Fund and Seix Investment Advisors Inc. (previously filed in the Registrant's Post-Effective Amendment No.6 to the Registration Statement on December 28, 1999) is incorporated herein by reference.

         d(3) -- Advisory Agreement between the Registrant, on behalf of SAMCO High Yield Fund and Seix Investment Advisors Inc. (previously filed in the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on December 22, 2000) is incorporated herein by reference.

         d(4) -- Advisory Agreement between the Registrant, on behalf of Seix Limited Duration Fund and Seix Investment Advisors Inc. (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.

         e(1)  -- Distribution Agreement between the Registrant, Quasar
                  Distributors, LLC and Investors Bank & Trust Company is filed herein.

         f(1) -- Form of Sales Agreement (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.


         f(2)  -- Participation Agreement between Seix Investment Advisers, Inc.
                  and Salomon Smith Barney, Inc. is filed herein.


         g(1)  -- Custodian Agreement between the Registrant and Investors
                  Bank & Trust Company (previously filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on October 20, 1997) is incorporated herein by reference.

         h(1) -- Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company (previously filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on October 20, 1997) is incorporated herein by reference.

         h(2) -- Administration Agreement between the Registrant and Investors Bank & Trust Company dated November 1, 1999 (previously filed in the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on October 10, 2000) is incorporated herein by reference.

         h(3) -- Registrant's Code of Ethics is incorporated herein by reference.

         i(1) -- Opinion and Consent of Dechert Price & Rhoads (previously filed in the Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A on October 29, 1997) is incorporated herein by reference.

         i(2)  -- Consent of Dechert (previously filed in the Registrant's
                  Post-Effective Amendment No. 9 to the Registration Statement on December 22, 2000) is incorporated herein by reference.

         i(3)  -- Consent of Dechert (previously filed in the Registrant's
                  Post-Effective Amendment No. 10 to the Registration Statement on February 28, 2001) is incorporated herein by reference.

         i(4) -- Opinion and Consent of Dechert (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.




         j(1)  -- Consent of Auditors is filed herein.

         j(2)  -- Powers of Attorney are incorporated by reference.

         k     -- None.

         l(1)  -- Share Purchase Agreement between Registrant and Seix
                  Investment Advisors Inc. (previously filed in the Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on October 20, 1997) is incorporated herein by reference.

         m(1)  -- Amended Services and Distribution Plan on behalf of Seix
                  Aggregated Fixed Income Fund Class P Shares (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.

         m(2)  -- Amended Services and Distribution Plan on behalf of Seix
                  Intermediate Fixed Income Fund Class P Shares (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.

         m(3)  -- Amended Services and Distribution Plan on behalf of Seix
                  High Yield Fund Class P Shares (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.

         m(4)  -- Services and Distribution Plan on behalf of Seix Limited
                  Duration Fund Class P Shares (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.

         n     -- Inapplicable.

         o(1) -- Amended Multiple Class Plan on behalf of the Fund and each of its portfolios (previously filed in the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on November 27, 2001) is incorporated herein by reference.

ITEM 24
Persons Controlled by or under Common Control with Registrant

As of February 1, 2002, the following shareholders were deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

           TITLE OF CLASS                        NAME AND ADDRESS OF             NATURE OF BENEFICIAL           PERCENT OF
                                                  BENEFICIAL OWNER                    OWNERSHIP                    FUND
           CORE BOND FUND                  American College of Cardiology          Direct Ownership               33.85%
Class I Shares of Common Stock $.001          9111 Old Georgetown Road
              per Share                          Bethesda, MD 20814

           CORE BOND FUND                    Salomon Smith Barney, Inc.            Direct Ownership                100%
Class P Shares of Common Stock $.001      333 West 34th Street - 3rd floor
              per Share                          New York, NY 10013

        LIMITED DURATION FUND                      Christina Seix                  Direct Ownership                100%
Class I Shares of Common Stock $.001               300 Tice Blvd.
              per Share                       Woodcliff Lake, NJ 07677

           HIGH YIELD FUND                          Wendel & Co.                   Direct Ownership               28.51%
Class I Shares of Common Stock $.001          C/o The Bank of New York
              per Share                          Wall Street Station
                                                 New York, NY 10286

           HIGH YIELD FUND                 The Seymour H. Knox Foundation          Direct Ownership               41.31%
   Class I Shares of Common Stock                  One HSBC Center
           $.001 PER SHARE                        Buffalo, NY 14203

           HIGH YIELD FUND                         UBS Painewebber                 Direct Ownership               39.653%
   Class P Shares of Common Stock                   P.O. Box 3321
           $.001 per Share                       Weehawken, NJ 07086

       INTERMEDIATE BOND FUND                NOITU Insurance Trust Fund            Direct Ownership               65.13%
Class I Shares of Common Stock $.001           148-06 Hillside Avenue
              per Share                           Jamaica, NY 11435

ITEM 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable Federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26
Business and Other Connections of Investment Adviser.

         Seix Investment Advisors Inc. (the "Investment Adviser") is a company organized under the laws of New Jersey and an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-42070).

ITEM 27
Principal Underwriter.
(a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

Cullen Funds Trust  (Quasar client since 7/1/00)
Country Growth Fund, Inc. (Quasar client since 9/1/00)
Country Asset Allocation Fund, Inc. (Quasar client since 9/1/00)
Country Tax Exempt Bond Fund, Inc. (Quasar client since 9/1/00)
Country Taxable Fixed Income Series Fund, Inc. (Quasar client since 9/1/00) Country Money Market Fund (Quasar client since 9/1/00)
Country Long-Term Bond Fund  (Quasar client since 9/1/00)
Country Short-Term Government Bond Fund  (Quasar client since 9/1/00)
The Hennessy Mutual Funds, Inc. (Quasar client since 10/1/00)
The Hennessy Funds, Inc. (Quasar client since 10/1/00)
The Arbitrage Funds (Quasar client since 10/1/01)
Kit Cole Investment Trust  (Quasar client since 11/1/00)
Everest Funds  (Quasar client since 11/1/00)
Brandywine Advisors Fund  (Quasar client since 11/1/00)
         (Quasar does not underwrite the other series of Brandywine Blue Fund, Inc., the Brandywine Blue Fund)
Jefferson Fund Group Trust  (Quasar client since 12/1/00)
Light Revolution Fund, Inc. (Quasar client since 1/1/01)
IPS Funds  (Quasar client since 1/1/01)
The Jensen Portfolio  (Quasar client since 3/12/01)
First American Insurance Portfolios, Inc.  (Quasar client since 5/2/01)
The Lindner Funds  (Quasar client since 5/15/01)
AHA Investment Funds (Quasar client since 6/1/01)
Wexler Trust, The Muhlenkamp Fund  (Quasar client since 6/15/01)
Mutuals.com, The Generation Wave Funds  (Quasar client since 6/21/01)
First American Funds, Inc. (Quasar client since 8/1/01) Multiple Series Trust First American Investment Funds, Inc. (Quasar client since 8/1/01)

First American Strategy Funds, Inc. (Quasar client since 8/1/01)
First American Closed End Funds (Quasar client since 8/1/01):
         ASP - American Strategic Income Portfolio
         BSP - American Strategic Income Portfolio II
         BXT - American Municipal Term Trust II
         CSP - American Strategic Income Portfolio III
         CXT - American Municipal Term Trust III
         MNA - Minnesota Municipal Term Trust
         MNB - Minnesota Municipal Term Trust II
         MRF - American Income Fund
         MXA - Minnesota Municipal Income Portfolio
         SLA - American Select Portfolio
         XAA - American Municipal Income Portfolio
Zodiac Trust, Conning Money Market Portfolio (Quasar client since 9/19/01) Multiple Series Trust
CCMA Select Investment Trust (Quasar client since 12/01/01) Master Series Trust
         Individual Trusts:
         CCMA Select Money Market Fund
         CCMA Select International Core Equity Fund
CCM ADVISORS FUNDS (Quasar client since 12/01/01) Master Series Trust
         Individual Trusts:
         Limited Maturity Fixed Income Master Portfolio
         Full Maturity Fixed Income Master Portfolio
         Diversified Equity Master Portfolio
         Balanced Master Portfolio
         U.S. Equity Growth Master Portfolio (pending)
         International Core Equity Master Portfolio (pending)
         U.S. Government Money Market Master Portfolio (pending)
Glenmede Fund, Inc. (Quasar client since 9/01/01) Multiple Series Trust
         Government Cash Portfolio
         Tax-Exempt Cash Portfolio
         Core Fixed Income
         Strategic Equity Portfolio
         Institutional International Portfolio
         International Portfolio
         Small Capitalization Value Portfolio
         Large Cap Value Portfolio
         Small Capitalization Growth Portfolio
         Core Value Portfolio
Fort Pitt Capital Funds (Quasar client since 12/28/01)
MW Capital Management Funds (Quasar client since 12/28/01)
Quintara Funds (Quasar client effective 1/11/01)

QUASAR CLIENTS DUE TO FFDI MERGER, EFFECTIVE 10/1/01:

Advisor Series Trust (Quasar client since 10/1/01) Multiple Series Trust
         Individual Trusts:
         American Trust Allegiance Fund
         Avatar Advantage Balance Fund
         Avatar Advantage Equity Allocation Fund
         Capital Advisors Growth Fund
         Chase Growth Fund
         Edgar Lomax Value Fund

         Howard Equity Fund
         The Jacobs Fund
         National Asset Management Core Equity Fund
         Segall Bryant & Hamill Mid Cap Fund
         The Al Frank Fund
         The Rockhaven Fund
         The Rockhaven Premier Dividend Fund
Brandes Investment Trust, Brandes Institutional International Equity Fund, (Quasar client since 10/1/01)
Builders Fixed Income Fund, Inc., (Quasar client since 10/1/01)
Dessauer Fund Group, The Dessauer Global Equity Fund, (Quasar client since 10/1/01)
FFTW Funds, Inc., (Quasar client since 10/1/01)
Harding Loevner Funds, Inc., (Quasar client since 10/1/01)
Investec Funds, (Quasar client since 10/1/01)
Kayne Anderson Funds, (Quasar client since 10/1/01)
PIC Investment Trust Funds [Provident Investment Counsel], (Quasar client since 10/1/01)
Professionally Managed Portfolios (PMP), (Quasar client since 10/1/01), Multiple Series Trust
         Individual Trusts :
         Avondale Hester Total Return Fund
         Harris Bretall Sullivan & Smith Growth Fund
         Hodges Fund
         JC Edwards Equity Masters Fund
         Leonetti Balanced Fund
         Leonetti Growth Fund
         Lighthouse Contrarian Fund
         Portfolio 21
         Pzena Focused Value Fund
         The Osterweis Fund
         Trent Equity Fund
         U.S. Global Leaders Growth Fund
         Women's Equity Mutual Fund
Purisma Funds, (Quasar client since 10/1/01)
Ranier Funds, (Quasar client since 10/1/01)
RNC Funds, (Quasar client since 10/1/01)
SEIX Fund Group, (Quasar client since 10/1/01)
TIFF Investment Program, Inc., (Quasar client since 10/1/01)
Trust for Investment Managers, (Quasar client since 10/1/01) Multiple
Series Trust
         Individual Trusts:
         Gillford Oakwood Fund
         McCarthy Institutional Fund
         SYM Select Growth Fund
         Villere Balanced Fund
         DAL Investment Company
TT International, (Quasar client since 10/1/01)

OTHER (SUB-DISTRIBUTION ARRANGEMENTS):

Please note that Quasar is NOT the Principal Underwriter for the following funds. Quasar has a sub-distribution arrangement in place. As such, there is no portfolio investment limitation with respect to Affiliated Transactions.

Kinetics Mutual Funds, Inc. (Quasar acts as sub-distributor since 9/20/00) AssetMark Funds (Quasar acts as sub-distributor since 6/29/01)

Fremont Funds (Quasar acts as distributor only since 10/1/01)
         Bond Fund
         CA Intermediate Tax-Free Fund
         Institutional Yield Fund
         Global Fund
         Institutional US Micro Cap Fund
         International Growth Fund
         Money Market Fund
         New Era Growth Fund
         New Era Value Fund
         Real Estate Securities Fund
         Structured Core Fund
         US Micro Cap Fund
         US Small Cap Fund
Advisor Series Trust, Multiple Series Trust  (PARTIAL FUNDS ONLY, SEE ABOVE)
         Chartwell Large Cap Value Fund (Quasar acts as distributor only since 10/1/01)
         Chartwell Small Cap Value Fund (Quasar acts as distributor only since 10/1/01)
Professionally Managed Portfolios, Multiple Series Trust (PARTIAL FUNDS ONLY, SEE ABOVE)
         Individual Trusts : (Quasar acts as distributor only since 10/1/01) Duncan-Hurst Aggressive Growth
         Duncan-Hurst Large Cap Fund
         Duncan-Hurst International Growth Fund
         Duncan-Hurst Technology Fund
         Leonetti Balanced Fund
         Leonetti Growth Fund
         The Perkins Opportunity Fund
         The Perkins Discovery Fund
Masters' Select Funds, (Quasar client since 10/1/01)
         The Masters' Select Equity Fund
         The Masters' Select International Fund
         The Masters' Select Value Fund
Schwartz Investment Trust, (Quasar client since 10/1/01)
         Schwartz Value Fund
         Ave Maria Catholic Values Fund
The Shepherd Street Funds, Inc., (Quasar client since 10/1/01)
         Shepherd Street Equity Fund
Wells Family of Real Estate Funds, (Quasar client since 10/1/01)
         Wells S&P REIT Index Fund
Williamsburg Investment Trust, (Quasar client since 10/1/01)
         FBP Contrarian Balanced Fund
         FBP Contrarian Equity Fund
         The Government Street Equity Fund
         The Government Street Bond Fund
         The Alabama Tax Free Bond Fund
         The Davenport Equity Fund
         The Jamestown Equity Fund
         The Jamestown Balanced Fund
         The Jamestown International Equity Fund
         The Jamestown Tax Exempt Virginia Fund
         The Jamestown Fixed Income Fund

(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

         CRD # on Form BD
         ----------------
         103848

(c)  Not applicable

ITEM 28
Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

         ADVISOR:                   Seix Investment Advisors Inc.
                                    300 Tice Boulevard
                                    Woodcliff Lake, NJ  07677

         CUSTODIAN/ADMINISTRATOR:   Investors Bank & Trust Company
                                    200 Clarendon Street
                                    Boston, Massachusetts 02116-9130

ITEM 29
Management Services.

Not applicable.

ITEM 30
Undertakings.

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Woodcliff Lake and State of New Jersey on the 27th day of February, 2002.

                                                     Seix Funds, Inc.


                                                     By: /s/ Christina Seix
                                                         --------------------
                                                         Christina Seix
                                                         Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of February, 2002.


SIGNATURE                        TITLE

/s/ Christina Seix               Director
Christina Seix


/s/ John G. Talty                Director, President
-----------------
John G. Talty


/s/ C. Alan MacDonald            Director
---------------------
*C. Alan MacDonald


/s/ John E. Manley, Sr.          Director
-----------------------
*John E. Manley, Sr.


 /s/ John R. O'Brien             Director
--------------------
 *John R. O'Brien


/s/ Jeffrey J. Gaboury           Treasurer
----------------------
Jeffrey J. Gaboury               (Principal Financial and Accounting Officer)


/s/ Cynthia J. Surprise
-----------------------
Cynthia J. Surprise              *Attorney-in-Fact

                                SEIX FUNDS, INC.
                      (FORMERLY KNOWN AS SAMCO FUNDS, INC.)

                                INDEX TO EXHIBITS


a(8)              Articles of Amendment to the Articles of Incorporation

e(1)              Distribution Agreement


f(2)              Participation Agreement


j(1)              Consent of Auditors